UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	October 31, 2010

Item 1. Reports to Stockholders

Fidelity®
Series Global ex U.S. Index
Fund

Annual Report

October 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>
Board Approval of Investment Advisory Contracts and Management Fees	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended October 31, 2010	Past 1 year	Life of fund A
Fidelity® Series Global ex U.S. Index Fund	13.55%	9.91%

A From September 29, 2009.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Global ex U.S. Index Fund on September 29, 2009, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the MSCI® ACWI® (All Country World Index) ex USA Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: International stocks rode a wave of volatility similar to that of their U.S. counterparts during the 12 months ending October 31, 2010. Stocks gained modestly in the first half of the period, despite growing concerns about the European debt crisis. Sentiment turned decidedly negative in May and June, however, and the market suffered a precipitous decline. These losses were more than offset during the last four months of the period, when signs of economic growth and subsiding debt fears helped propel international stocks about 21%. For the full year, the MSCI® ACWI® (All Country World Index) ex USA Index gained 12.76%, boosted in part by a generally depreciating U.S. dollar. Within the index, Canada and emerging markets were standouts, returning 23% and 24%, respectively. Results in the latter group were led by strong-performing India, Mexico and South Africa, while China fell short of the MSCI benchmark due to cooling economic growth. The developed Asia ex Japan segment rose 16% for the period, lifted by solid results from Singapore and Hong Kong. Meanwhile, Europe rose just 9%, held back mainly by debt-burdened countries such as Greece, Ireland, Spain and Italy, as well as lagging major constituent France. Japan returned only 5%, a result of that nation's continued weak economy.

Comments from Jeffrey Adams, who oversees Fidelity® Series Global ex U.S. Index Fund's investment management team as Head of Indexing for Geode Capital Management, LLC: For the year, the fund returned 13.55%, versus 12.76% for the MSCI index. (The fund's performance relative to the index can be affected by Fidelity's methodologies for valuing certain foreign stocks and for incorporating foreign exchange rates, which differ from those used by the index.) Several sectors turned in performance well in excess of the index - most notably materials, consumer discretionary, industrials and consumer staples, all of which gained more than 20%. No sector declined in absolute terms, although financials - representing more than one-quarter of the index - utilities and energy gained only modestly during the past 12 months. The top individual contributor was Switzerland-based food products company Nestle, followed by U.K. telecommunication services provider Vodafone Group and two Anglo-Australian mining companies - BHP Billiton and Rio Tinto. In contrast, U.K.-based energy producer BP, the company at the center of April's Gulf of Mexico oil disaster, was the biggest detractor. Two Spanish banks, Banco Santander and Banco Bilbao, along with National Bank of Greece, also did poorly. To help keep fully invested, the fund used developed- and emerging-markets futures and exchange-traded funds, a strategy that modestly hurt performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2010 to October 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value May 1, 2010	Ending Account Value October 31, 2010	Expenses Paid During Period* May 1, 2010 to October 31, 2010
Actual	.25%	$ 1,000.00	$ 1,069.70	$ 1.30
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ 1.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Geographic Diversification (% of fund's net assets)
As of October 31, 2010
United Kingdom 13.3%
Japan 13.1%
Canada 6.9%
France 6.2%
Australia 5.3%
Germany 5.2%
Switzerland 4.8%
Brazil 3.5%
Korea (South) 2.9%
Other* 38.8%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
As of April 30, 2010
Japan 14.7%
United Kingdom 13.4%
Canada 7.4%
France 6.3%
Australia 5.6%
Germany 5.0%
Switzerland 4.9%
Brazil 3.4%
Korea (South) 2.9%
Other* 36.4%

* Includes short-term investments and net other assets.
Percentages are adjusted for the effect of futures contracts, if applicable.
Asset Allocation
	% of fund's net assets	% of fund's net assets 6 months ago
Stocks, Investment Companies and Equity Futures	99.8	99.8
Short-Term Investments and Net Other Assets	0.2	0.2
Top Ten Stocks as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Nestle SA (Switzerland, Food Products)	1.1	1.1
HSBC Holdings PLC (United Kingdom) (United Kingdom, Commercial Banks)	1.1	1.2
Vodafone Group PLC (United Kingdom, Wireless Telecommunication Services)	0.9	0.8
BHP Billiton Ltd. (Australia, Metals & Mining)	0.8	0.8
BP PLC (United Kingdom, Oil, Gas & Consumable Fuels)	0.8	1.1
Novartis AG (Switzerland, Pharmaceuticals)	0.7	0.7
Total SA (France, Oil, Gas & Consumable Fuels)	0.7	0.8
Telefonica SA (Spain, Diversified Telecommunication Services)	0.7	0.6
Banco Santander SA (Spain, Commercial Banks)	0.6	0.7
Roche Holding AG (participation certificate) (Switzerland, Pharmaceuticals)	0.6	0.7
	8.0
Market Sectors as of October 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.9	24.5
Materials	11.4	11.0
Energy	10.1	11.0
Industrials	8.9	9.3
Consumer Staples	8.4	8.1
Consumer Discretionary	7.4	7.4
Information Technology	6.3	7.1
Telecommunication Services	5.7	5.7
Health Care	5.1	5.1
Utilities	4.2	4.3

Annual Report

Investments October 31, 2010

Showing Percentage of Net Assets

Common Stocks - 90.9%
	Shares	Value
Australia - 5.3%
AGL Energy Ltd.	4,812	$ 75,849
Alumina Ltd.	25,196	50,352
Amcor Ltd.	13,160	86,636
AMP Ltd.	22,451	117,449
Aristocrat Leisure Ltd.	4,047	13,916
Asciano Group unit (a)	30,910	47,390
ASX Ltd.	1,854	67,384
Australia & New Zealand Banking Group Ltd.	27,301	663,554
AXA Asia Pacific Holdings Ltd.	11,093	59,118
Bendigo & Adelaide Bank Ltd.	3,796	33,655
BHP Billiton Ltd.	35,976	1,486,726
Billabong International Ltd.	1,893	15,077
BlueScope Steel Ltd.	19,237	37,597
Boral Ltd.	7,606	32,711
Brambles Ltd.	15,122	94,367
Caltex Australia Ltd.	1,373	15,630
CFS Retail Property Trust	14,167	25,814
Coca-Cola Amatil Ltd.	6,038	71,987
Cochlear Ltd.	600	41,745
Commonwealth Bank of Australia	16,667	798,431
Computershare Ltd.	4,639	45,991
Crown Ltd.	4,762	38,860
CSL Ltd.	6,191	199,114
CSR Ltd.	17,024	30,353
DEXUS Property Group unit	50,547	41,100
Energy Resources of Australia Ltd.	745	9,495
Fortescue Metals Group Ltd. (a)	13,138	80,442
Fosters Group Ltd.	20,630	118,027
Goodman Fielder Ltd.	17,198	25,019
Goodman Group unit	67,350	41,567
Harvey Norman Holdings Ltd.	4,747	15,486
Incitec Pivot Ltd.	17,203	62,693
Insurance Australia Group Ltd.	22,207	82,669
Intoll Group unit	23,977	35,351
John Fairfax Holdings Ltd.	22,556	32,041
Leighton Holdings Ltd.	1,419	51,018
Lend Lease Group unit	5,570	39,342
MacArthur Coal Ltd.	2,149	25,305
Macquarie Group Ltd.	3,678	130,434
MAp Group unit	3,610	10,786
Metcash Ltd.	8,045	34,441
Mirvac Group unit	34,460	43,718
Common Stocks - continued
	Shares	Value
Australia - continued
National Australia Bank Ltd.	22,818	$ 569,124
Newcrest Mining Ltd.	8,213	321,513
OneSteel Ltd.	13,657	36,124
Orica Ltd.	3,880	95,710
Origin Energy Ltd.	9,413	146,990
OZ Minerals Ltd.	34,088	52,262
Paladin Energy Ltd. (a)	7,672	30,815
Qantas Airways Ltd. (a)	12,065	33,567
QBE Insurance Group Ltd.	11,103	186,868
Rio Tinto Ltd.	4,662	377,656
Santos Ltd.	8,894	109,958
Sims Metal Management Ltd.	1,813	29,122
Sonic Healthcare Ltd.	3,851	41,084
SP AusNet unit	13,260	12,081
Stockland Corp. Ltd. unit	25,498	94,171
Suncorp-Metway Ltd.	13,743	123,863
Tabcorp Holdings Ltd.	6,342	45,852
Tabcorp Holdings Ltd. (f)	705	5,097
Tattersall's Ltd.	13,717	33,595
Telstra Corp. Ltd.	46,903	122,683
The GPT Group unit	18,715	51,152
Toll Holdings Ltd.	6,961	42,280
Transurban Group unit	13,528	69,444
Wesfarmers Ltd.	10,805	350,791
Wesfarmers Ltd. (price protected shares)	1,641	53,678
Westfield Group unit	23,581	285,992
Westpac Banking Corp.	32,013	711,907
Woodside Petroleum Ltd.	5,838	248,785
Woolworths Ltd.	13,378	371,548
Worleyparsons Ltd.	2,008	45,146
TOTAL AUSTRALIA		9,727,498
Austria - 0.2%
Erste Bank AG	1,997	90,114
IMMOEAST AG (a)	928	0
IMMOFINANZ Immobilien Anlagen AG (a)	10,424	41,048
OMV AG	1,539	57,487
Osterreichische Elektrizitatswirtschafts AG	839	33,523
Raiffeisen International Bank-Holding AG	605	34,094
Telekom Austria AG	3,383	51,780
Common Stocks - continued
	Shares	Value
Austria - continued
Vienna Insurance Group AG Wien	494	$ 26,564
Voestalpine AG	1,140	45,184
TOTAL AUSTRIA		379,794
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	15,345	64,388
Bailiwick of Jersey - 0.3%
Experian PLC	10,985	127,685
Petrofac Ltd.	2,767	64,857
Randgold Resources Ltd.	976	91,464
Shire PLC	6,034	141,583
WPP PLC	13,429	156,038
TOTAL BAILIWICK OF JERSEY		581,627
Belgium - 0.6%
Ageas	23,744	72,982
Anheuser-Busch InBev SA NV	7,763	486,460
Belgacom SA	1,620	63,544
Colruyt NV	810	45,624
Compagnie Nationale A Portefeuille (CNP)	256	13,645
Delhaize Group SA	1,069	74,656
Dexia SA	6,256	27,847
Groupe Bruxelles Lambert SA	862	76,320
KBC Groupe SA (a)	1,718	74,715
Mobistar SA	347	22,964
Solvay SA Class A	629	66,596
UCB SA	1,064	41,262
Umicore SA	1,198	56,376
TOTAL BELGIUM		1,122,991
Bermuda - 0.3%
Central European Media Enterprises Ltd. Class A (a)	200	4,610
Cheung Kong Infrastructure Holdings Ltd.	4,000	16,720
China Yurun Food Group Ltd.	14,000	54,456
CNPC (Hong Kong) Ltd.	26,000	33,073
Credicorp Ltd. (NY Shares)	726	91,389
GOME Electrical Appliances Holdings Ltd. (a)	112,000	37,713
Hopson Development Holdings Ltd.	4,000	4,474
Huabao International Holdings Ltd.	18,000	27,123
Li & Fung Ltd.	24,000	126,792
Noble Group Ltd.	31,363	45,071
NWS Holdings Ltd.	11,000	25,942
Common Stocks - continued
	Shares	Value
Bermuda - continued
Orient Overseas International Ltd.	2,000	$ 17,533
Seadrill Ltd.	2,950	89,316
Sinofert Holdings Ltd. (a)	18,000	9,521
Skyworth Digital Holdings Ltd.	20,158	11,807
Yue Yuen Industrial (Holdings) Ltd.	8,500	30,485
TOTAL BERMUDA		626,025
Brazil - 3.5%
AES Tiete SA (PN) (non-vtg.)	900	12,406
All America Latina Logistica SA	4,300	40,897
B2W Companhia Global Do Varejo	500	9,141
Banco Bradesco SA:
(PN)	3,872	79,775
(PN) sponsored ADR	16,370	340,496
Banco do Brasil SA	5,700	110,904
Banco do Brasil SA sponsored ADR	400	7,800
Banco do Estado do Rio Grande do Sul SA	1,700	18,677
Banco Santander (Brasil) SA ADR	6,000	86,400
BM&F Bovespa SA	20,700	173,392
BR Malls Participacoes SA	3,400	32,477
Bradespar SA (PN)	2,300	58,906
Brascan Residential Properties SA	2,200	11,975
Brasil Foods SA	1,800	26,113
Brasil Foods SA sponsored ADR	5,100	74,613
Brasil Telecom SA (a)	34	318
Brasil Telecom SA:
(PN) (a)	881	6,520
sponsored ADR (a)	1,000	22,050
Braskem SA:
(PN-A) (a)	200	2,050
Class A sponsored ADR	850	17,723
Centrais Eletricas Brasileiras SA (Electrobras)	500	6,878
Centrais Eletricas Brasileiras SA (Electrobras):
(PN-B)	300	4,848
(PN-B) sponsored ADR	1,800	29,430
sponsored ADR	1,900	26,543
Cielo SA	6,100	52,459
Cielo SA sponsored ADR	300	2,637
Companhia Brasileira de Distribuicao Grupo Pao de Acucar:
(PN)	200	7,830
sponsored ADR (d)	700	27,727
Common Stocks - continued
	Shares	Value
Brazil - continued
Companhia de Bebidas das Americas (AmBev):
(PN)	300	$ 41,704
(PN) sponsored ADR	1,300	181,012
Companhia de Concessoes Rodoviarias	1,600	43,264
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	4,485
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP) sponsored ADR	550	25,278
Companhia de Transmissao de Energia Eletrica Paulista (PN)	500	15,577
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	880	15,487
(PN) sponsored ADR (non-vtg.)	3,200	57,088
Companhia Energetica de Sao Paulo Series A	1,800	28,621
Companhia Paranaense de Energia-Copel:
(PN-B)	300	7,050
(PN-B) sponsored ADR	900	20,907
Companhia Siderurgica Nacional SA (CSN)	1,600	26,569
Companhia Siderurgica Nacional SA (CSN) sponsored ADR	6,400	108,032
Cosan SA Industria e Comercio	1,500	23,674
CPFL Energia SA	300	7,034
CPFL Energia SA sponsored ADR	266	19,107
Cyrela Brazil Realty SA	3,100	42,823
Duratex SA	2,700	31,107
Eletropaulo Metropolitana SA (PN-B)	800	13,967
Embraer - Empresa Brasileira de Aeronautica SA	1,500	10,678
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	1,075	31,014
Energias do Brasil SA	800	17,541
Fertilizantes Fosfatados SA (PN) (a)	1,000	11,316
Fibria Celulose SA (a)	395	7,072
Fibria Celulose SA sponsored ADR (a)	1,300	23,348
Gafisa SA	400	3,315
Gafisa SA sponsored ADR	1,800	30,222
Gerdau SA:
(PN)	1,400	18,105
sponsored ADR (d)	5,500	71,720
Gol Linhas Aereas Inteligentes SA:
(PN)	300	5,176
sponsored ADR	700	12,348
Hypermarcas SA (a)	2,900	47,731
Itau Unibanco Banco Multiplo SA	4,300	104,897
Itau Unibanco Banco Multiplo SA ADR	20,150	494,884
Itausa-Investimentos Itau SA (PN)	24,540	194,595
Common Stocks - continued
	Shares	Value
Brazil - continued
JBS SA	5,900	$ 22,682
Klabin SA (PN) (non-vtg.)	3,500	9,752
LLX Logistica SA (a)	2,600	14,336
Localiza Rent A Car SA	1,000	16,547
Lojas Americanas SA (PN)	3,300	35,479
Lojas Renner SA	1,300	51,352
Marfrig Alimentos SA	1,700	15,369
Metalurgica Gerdau SA (PN)	3,000	46,185
MMX Mineracao e Metalicos SA (a)	2,000	16,071
MMX Mineracao e Metalicos SA rights 11/3/10 (a)	1,127	0
MRV Engenharia e Participacoes SA	3,100	30,249
Multiplan Empreendimentos Imobiliarios SA	700	16,048
Natura Cosmeticos SA	1,800	51,528
OGX Petroleo e Gas Participacoes SA (a)	11,200	146,946
OGX Petroleo e Gas Participacoes SA sponsored ADR (a)(d)	2,700	35,370
PDG Realty SA Empreendimentos e Participacoes	5,500	68,766
Petroleo Brasileiro SA - Petrobras:
(ON)	5,811	97,522
(ON) sponsored ADR	12,850	438,442
(PN) (non-vtg.)	8,940	135,845
(PN) sponsored ADR (non-vtg.) (d)	17,600	548,944
Porto Seguro SA	1,200	17,635
Redecard SA	3,500	45,262
Rossi Residencial SA	2,300	22,524
Souza Cruz Industria Comerico	800	41,105
Sul America SA unit	1,200	14,171
Suzano Papel e Celulose SA	1,575	15,091
TAM SA:
(PN) (ltd.-vtg.)	200	4,879
(PN) sponsored ADR (ltd. vtg.)	500	12,335
Tele Norte Leste Participacoes SA	700	14,052
Tele Norte Leste Participacoes SA:
(PN)	600	9,188
sponsored ADR (non-vtg.)	2,100	32,214
Telemar Norte Leste SA (PN-A)	300	8,502
TIM Participacoes SA	900	2,947
TIM Participacoes SA sponsored ADR (non-vtg.)	450	14,517
Tractebel Energia SA	1,600	24,359
Ultrapar Participacoes SA	200	12,144
Ultrapar Participacoes SA sponsored ADR	600	37,230
Usinas Siderurgicas de Minas Gerais SA - Usiminas	2,000	29,156
Common Stocks - continued
	Shares	Value
Brazil - continued
Usinas Siderurgicas de Minas Gerais SA - Usiminas:
ADR	1,200	$ 15,180
(PN-A) (non-vtg.)	3,400	42,430
Vale SA	3,000	94,522
Vale SA:
(PN-A)	5,300	148,763
(PN-A) sponsored ADR	16,200	465,426
sponsored ADR (d)	11,000	353,540
Vivo Participacoes SA:
(PN)	300	8,641
sponsored ADR	1,400	40,096
TOTAL BRAZIL		6,411,075
Canada - 6.9%
Agnico-Eagle Mines Ltd. (Canada)	1,790	138,826
Agrium, Inc.	1,681	148,701
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,364	32,391
ARC Energy Trust unit	1,510	31,920
Athabasca Oil Sands Corp. (a)	2,322	25,840
Bank of Montreal	6,035	356,396
Bank of Nova Scotia	11,041	591,834
Barrick Gold Corp.	10,605	510,754
BCE, Inc.	2,721	91,269
Bombardier, Inc. Class B (sub. vtg.)	15,180	75,610
Bonavista Energy Trust	886	22,378
Brookfield Asset Management, Inc. Class A	5,525	164,033
Brookfield Properties Corp.	3,177	54,887
CAE, Inc.	2,847	31,934
Cameco Corp.	4,161	128,718
Canadian Imperial Bank of Commerce	4,178	320,468
Canadian National Railway Co.	5,071	328,454
Canadian Natural Resources Ltd.	11,664	424,634
Canadian Oil Sands Trust	2,507	62,829
Canadian Pacific Railway Ltd.	1,798	117,199
Canadian Tire Ltd. Class A (non-vtg.)	809	47,268
Canadian Utilities Ltd. Class A (non-vtg.)	970	46,593
Cenovus Energy, Inc.	8,044	223,834
CGI Group, Inc. Class A (sub. vtg.) (a)	2,606	40,090
CI Financial Corp.	1,682	35,210
Crescent Point Energy Corp.	2,362	93,563
Eldorado Gold Corp.	5,793	98,093
Empire Co. Ltd. Class A (non-vtg.)	239	13,678
Common Stocks - continued
	Shares	Value
Canada - continued
Enbridge, Inc.	3,856	$ 213,273
EnCana Corp.	7,906	223,328
Enerplus Resources Fund Series G	1,831	50,304
Ensign Energy Services, Inc.	1,478	18,346
Fairfax Financial Holdings Ltd. (sub. vtg.)	215	87,946
Finning International, Inc.	1,780	41,852
First Quantum Minerals Ltd.	834	73,031
Fortis, Inc.	1,800	57,129
Franco-Nevada Corp.	1,201	41,427
George Weston Ltd.	555	44,595
Gildan Activewear, Inc. (a)	1,217	35,070
Goldcorp, Inc.	7,904	352,925
Great-West Lifeco, Inc.	3,053	79,745
Husky Energy, Inc.	2,688	66,732
IAMGOLD Corp.	3,769	68,773
IGM Financial, Inc.	1,249	52,855
Imperial Oil Ltd.	3,173	122,017
Industrial Alliance Life Insurance Co.	919	28,834
Inmet Mining Corp.	554	33,124
Intact Financial Corp.	1,225	55,479
Ivanhoe Mines Ltd. (a)	2,788	66,755
Kinross Gold Corp.	12,166	218,890
Loblaw Companies Ltd.	1,198	51,190
Magna International, Inc. Class A (sub. vtg.)	1,140	103,102
Manulife Financial Corp.	18,803	238,010
Metro, Inc. Class A (sub. vtg.)	1,126	51,669
National Bank of Canada	1,736	114,264
Nexen, Inc.	5,560	118,298
Niko Resources Ltd.	483	46,079
Onex Corp. (sub. vtg.)	1,042	30,517
Open Text Corp. (a)	629	27,827
Pacific Rubiales Energy Corp. (a)	2,667	85,012
Pan American Silver Corp.	1,101	35,144
Penn West Energy Trust	4,518	102,905
PetroBakken Energy Ltd. Class A	703	15,523
Petrobank Energy & Resources Ltd. (a)	1,048	41,708
Potash Corp. of Saskatchewan, Inc.	3,174	459,030
Power Corp. of Canada (sub. vtg.)	3,696	103,136
Power Financial Corp.	2,650	79,794
Progress Energy Resources Corp.	2,293	24,349
Provident Energy Trust	2,397	18,496
Research In Motion Ltd. (a)	5,309	302,348
Common Stocks - continued
	Shares	Value
Canada - continued
RioCan (REIT)	1,305	$ 29,493
Ritchie Brothers Auctioneers, Inc.	1,215	25,815
Rogers Communications, Inc. Class B (non-vtg.)	4,792	174,596
Royal Bank of Canada	15,283	815,023
Saputo, Inc.	1,519	58,055
Shaw Communications, Inc. Class B	3,678	78,868
Sherritt International Corp.	3,620	28,146
Shoppers Drug Mart Corp.	2,293	87,232
Silver Wheaton Corp. (a)	3,484	100,158
Sino-Forest Corp. (a)	2,541	50,227
SNC-Lavalin Group, Inc.	1,591	81,274
Sun Life Financial, Inc.	6,047	171,111
Suncor Energy, Inc.	16,713	535,524
Talisman Energy, Inc.	10,877	197,192
Teck Resources Ltd. Class B (sub. vtg.)	5,252	234,818
TELUS Corp.	663	29,383
TELUS Corp. (non-vtg.)	1,501	63,490
Thomson Reuters Corp.	4,020	153,524
Tim Hortons, Inc.	1,173	44,140
Tim Hortons, Inc. (Canada)	675	25,375
TMX Group, Inc.	867	28,835
Toronto-Dominion Bank	9,358	673,934
TransAlta Corp.	2,260	45,758
TransCanada Corp.	7,378	272,506
Valeant Pharmaceuticals International, Inc.	2,900	80,241
Vermilion Energy, Inc.	910	35,636
Viterra, Inc. (a)	3,908	37,436
Yamana Gold, Inc.	7,855	86,413
Yellow Pages Income Fund	5,094	30,617
TOTAL CANADA		12,613,055
Cayman Islands - 0.4%
Agile Property Holdings Ltd.	18,000	23,687
Alibaba.com Ltd. (a)	14,500	28,322
Anta Sports Products Ltd.	8,000	16,513
Belle International Holdings Ltd.	44,000	79,471
Chaoda Modern Agriculture (Holdings) Ltd.	30,000	24,461
China Dongxiang Group Co. Ltd.	38,000	21,277
China High Speed Transmission Equipment Group Co. Ltd.	12,000	24,523
China Shineway Pharmaceutical Group Ltd.	5,000	17,030
China Zhongwang Holdings Ltd.	24,000	14,305
Country Garden Holdings Co. Ltd.	51,000	18,028
Common Stocks - continued
	Shares	Value
Cayman Islands - continued
Enn Energy Holdings Ltd.	8,000	$ 24,048
Foxconn International Holdings Ltd. (a)	22,000	16,235
Geely Automobile Holdings Ltd.	50,000	28,189
Greentown China Holdings Ltd.	4,500	5,213
Hengan International Group Co. Ltd.	7,500	70,634
Hidili Industry International Development Ltd.	16,000	17,050
Kingboard Chemical Holdings Ltd.	6,500	31,614
Kingboard Chemical Holdings Ltd. warrants 10/31/12 (a)	150	86
KWG Property Holding Ltd.	13,500	10,694
Lee & Man Paper Manufacturing Ltd.	14,000	11,704
Li Ning Co. Ltd.	8,000	22,809
Longfor Properties Co. Ltd.	17,000	20,243
Renhe Commercial Holdings Co. Ltd.	70,000	13,366
Sands China Ltd.	26,000	56,688
Semiconductor Manufacturing International Corp. (a)	189,000	15,840
Shimao Property Holdings Ltd.	17,500	28,944
Shui On Land Ltd.	23,378	11,732
SOHO China Ltd.	28,000	23,805
Want Want China Holdings Ltd.	61,000	56,268
Wynn Macau Ltd.	17,200	38,034
TOTAL CAYMAN ISLANDS		770,813
Chile - 0.4%
Banco de Credito e Inversiones	283	17,125
Banco Santander Chile	468,303	41,694
Banco Santander Chile sponsored ADR	41	3,798
CAP SA	779	39,655
Cencosud SA	9,699	75,724
Colbun SA	87,998	24,268
Compania Cervecerias Unidas SA	788	8,780
Compania Cervecerias Unidas SA sponsored ADR	63	3,544
Compania de Petroleos de Chile SA (COPEC)	4,904	92,536
Empresa Nacional de Electricidad SA	29,608	52,116
Empresa Nacional de Electricidad SA sponsored ADR (d)	174	9,285
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,392	22,140
Empresas CMPC SA	1,168	63,038
Enersis SA	115,698	52,862
Enersis SA sponsored ADR	453	10,333
Gener SA	20,191	11,145
Lan Airlines SA	1,153	35,817
Lan Airlines SA sponsored ADR	303	9,314
SACI Falabella	3,108	31,134
Common Stocks - continued
	Shares	Value
Chile - continued
Sociedad Quimica y Minera de Chile SA:
(PN-B)	859	$ 44,430
(PN-B) sponsored ADR	95	4,921
Vina Concha y Toro SA	4,482	10,803
TOTAL CHILE		664,462
China - 2.5%
Agricultural Bank of China (H Shares)	180,000	94,978
Air China Ltd. (H Shares) (a)	24,000	32,263
Aluminum Corp. of China Ltd. (H Shares) (a)	40,000	37,980
Angang Steel Co. Ltd. (H Shares)	12,000	18,856
Anhui Conch Cement Co. Ltd. (H Shares)	8,000	33,543
Bank of China Ltd. (H Shares)	610,000	365,154
Bank of Communications Co. Ltd. (H Shares)	70,000	76,491
BBMG Corp. (H Shares)	8,500	12,085
Beijing Capital International Airport Co. Ltd. (H Shares)	28,000	15,461
BYD Co. Ltd. (H Shares)	5,500	33,527
China BlueChemical Ltd. (H shares)	14,000	11,072
China Citic Bank Corp. Ltd. (H Shares)	65,000	47,212
China Coal Energy Co. Ltd. (H Shares)	36,000	62,235
China Communications Construction Co. Ltd. (H Shares)	43,000	41,107
China Communications Services Corp. Ltd. (H Shares)	26,000	15,161
China Construction Bank Corp. (H Shares)	480,000	457,629
China Cosco Holdings Co. Ltd. (H Shares) (a)	28,000	32,655
China International Marine Containers Co. Ltd. (B Shares)	7,000	14,178
China Life Insurance Co. Ltd. (H Shares)	79,000	347,307
China Longyuan Power Group Corp. (H Shares)	23,000	23,946
China Mengniu Dairy Co. Ltd.	12,000	34,369
China Merchants Bank Co. Ltd. (H Shares)	41,480	117,731
China Minsheng Banking Corp. Ltd. (H Shares)	40,800	37,951
China National Building Materials Co. Ltd. (H Shares)	14,000	34,136
China Oilfield Services Ltd. (H Shares)	18,000	29,213
China Pacific Insurance Group Co. Ltd. (H Shares)	8,800	36,500
China Petroleum & Chemical Corp. (H Shares)	168,000	159,846
China Railway Construction Corp. Ltd. (H Shares)	21,000	26,253
China Railway Group Ltd.	43,000	34,672
China Resources Land Ltd.	20,000	39,426
China Shenhua Energy Co. Ltd. (H Shares)	36,000	160,232
China Shipping Container Lines Co. Ltd. (H Shares) (a)	42,000	17,068
China Shipping Development Co. Ltd. (H Shares)	16,000	23,284
China South Locomotive & Rolling Stock Corp. Ltd. (H Shares)	18,000	18,322
China Telecom Corp. Ltd. (H Shares)	146,000	76,246
Common Stocks - continued
	Shares	Value
China - continued
China Vanke Co. Ltd. (B Shares)	12,000	$ 17,215
Datang International Power Generation Co. Ltd.	26,000	10,465
Dongfang Electric Corp. Ltd.	3,800	18,482
Dongfeng Motor Group Co. Ltd. (H Shares)	28,000	60,687
Golden Eagle Retail Group Ltd. (H Shares)	9,000	23,919
Guangzhou Automobile Group Co. Ltd.	23,376	35,586
Guangzhou R&F Properties Co. Ltd. (H Shares)	11,200	15,981
Huaneng Power International, Inc. (H Shares)	28,000	16,018
Industrial & Commercial Bank of China Ltd. (H Shares)	577,000	464,503
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	6,200	43,722
Jiangsu Expressway Co. Ltd. (H Shares)	16,000	19,403
Jiangxi Copper Co. Ltd. (H Shares)	14,000	39,013
Maanshan Iron & Steel Co. Ltd. (H Shares)	18,000	10,311
Metallurgical Corp. of China Ltd. (H Shares) (a)	22,000	10,643
Nine Dragons Paper (Holdings) Ltd.	18,000	29,028
Parkson Retail Group Ltd.	14,000	25,322
PetroChina Co. Ltd. (H Shares)	224,000	275,729
PICC Property & Casualty Co. Ltd. (H Shares) (a)	26,000	38,373
Ping An Insurance Group Co. China Ltd. (H Shares)	18,500	199,171
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	8,000	21,209
Shanghai Electric Group Co. Ltd. (H Shares)	34,000	22,765
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. (B Shares)	7,500	11,805
Shanghai Zhenhua Port Machinery Co. Ltd. (B Shares) (a)	1,200	792
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	24,000	10,775
Sinopharm Group Co. Ltd. (H Shares)	6,800	26,713
Tencent Holdings Ltd.	10,700	245,025
Tingyi (Cayman Islands) Holding Corp.	18,000	48,999
Tsingtao Brewery Co. Ltd. (H Shares)	4,000	21,390
Weichai Power Co. Ltd. (H Shares)	2,000	26,267
Wumart Stores, Inc. (H Shares)	5,000	11,740
Yantai Changyu Pioneer Wine Co. (B Shares)	2,200	28,354
Yanzhou Coal Mining Co. Ltd. (H Shares)	20,000	57,865
Zhejiang Expressway Co. Ltd. (H Shares)	12,000	12,091
Zijin Mining Group Co. Ltd. (H Shares)	42,000	39,609
ZTE Corp. (H Shares)	5,600	20,807
TOTAL CHINA		4,577,866
Colombia - 0.2%
Almacenes Exito SA	1,877	24,492
BanColombia SA	2,406	38,720
Common Stocks - continued
	Shares	Value
Colombia - continued
BanColombia SA:
sponsored ADR	40	$ 2,698
(PN)	2,791	48,284
Cementos Argos SA	2,549	17,600
Ecopetrol SA	43,315	103,854
Grupo de Inversiones Surameric	2,204	49,130
Interconexion Electrica SA	4,130	32,783
Inversiones Argos SA	3,009	35,991
TOTAL COLOMBIA		353,552
Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	8,988	41,896
Czech Republic - 0.1%
Ceske Energeticke Zavody AS	1,714	75,941
Komercni Banka AS	160	36,304
Telefonica O2 Czech Republic AS	1,302	28,659
TOTAL CZECH REPUBLIC		140,904
Denmark - 0.6%
A.P. Moller - Maersk AS:
Series A	6	50,415
Series B	14	121,476
Carlsberg AS Series B	1,140	124,655
Coloplast AS Series B	250	30,952
Danske Bank AS (a)	4,851	128,989
DSV de Sammensluttede Vognmaend AS	2,300	47,124
Novo Nordisk AS Series B	4,683	491,632
Novozymes AS Series B	492	65,550
Tryg AS	255	12,847
Vestas Wind Systems AS (a)	2,155	68,762
William Demant Holding AS (a)	211	15,816
TOTAL DENMARK		1,158,218
Egypt - 0.1%
Al Ezz Dekheila Steel Co.- Alexandria SAE	5	688
Commercial International Bank Ltd.	5,156	38,839
EFG-Hermes Holding SAE	2,979	14,867
Egyptian Co. for Mobile Services (MobiNil)	305	9,088
Egyptian Kuwaiti Holding	6,356	10,742
El Ezz Steel Rebars SAE (a)	3,256	10,493
El Sewedy Cables Holding Co. (a)	422	3,939
Orascom Construction Industries SAE	957	43,750
Common Stocks - continued
	Shares	Value
Egypt - continued
Orascom Telecom Holding SAE (a)	29,181	$ 22,689
Sidi Kerir Petrochemcials Co.	360	863
Talaat Moustafa Group Holding (a)	8,790	11,447
Telecom Egypt SAE	3,274	10,046
TOTAL EGYPT		177,451
Finland - 0.7%
Elisa Corp. (A Shares)	1,452	31,053
Fortum Corp.	4,741	134,378
Kesko Oyj	726	35,983
Kone Oyj (B Shares)	1,670	89,463
Metso Corp.	1,331	63,098
Neste Oil Oyj	1,616	26,803
Nokia Corp.	40,172	431,314
Nokian Tyres PLC	1,134	39,290
Orion Oyj (B Shares)	1,205	25,603
Outokumpu Oyj (A Shares)	1,486	26,694
Pohjola Bank PLC (A Shares)	1,301	16,464
Rautaruukki Oyj (K Shares)	1,096	21,762
Sampo OYJ (A Shares)	4,518	126,549
Sanoma-WSOY Oyj	1,022	23,023
Stora Enso Oyj (R Shares)	6,117	60,772
UPM-Kymmene Corp.	5,517	91,736
Wartsila Corp.	814	57,085
TOTAL FINLAND		1,301,070
France - 6.2%
Accor SA	1,548	63,467
Aeroports de Paris	341	28,958
Air France KLM (Reg.) (a)	1,607	29,326
Air Liquide SA	3,041	393,266
Alcatel-Lucent SA (a)	25,420	89,344
Alstom SA	2,175	109,737
Atos Origin SA (a)	540	24,965
AXA SA	18,381	334,537
BIC SA	319	28,297
bioMerieux SA	105	10,102
BNP Paribas SA	10,159	742,833
Bouygues SA	2,448	107,860
Bureau Veritas SA	524	38,716
Cap Gemini SA	1,549	79,005
Carrefour SA	6,425	346,696
Common Stocks - continued
	Shares	Value
France - continued
Casino Guichard Perrachon et Compagnie	584	$ 54,851
Christian Dior SA	681	98,501
CNP Assurances	1,617	32,265
Compagnie de St. Gobain	4,103	191,598
Compagnie Generale de Geophysique SA (a)	1,536	35,870
Credit Agricole SA	9,911	162,385
Danone	6,249	395,413
Dassault Systemes SA	617	47,313
Edenred (a)	1,603	33,569
EDF SA	2,777	127,224
Eiffage SA	486	24,007
Eramet SA	62	21,486
Essilor International SA	2,156	143,938
Eurazeo SA	270	20,513
Eutelsat Communications	1,039	39,013
Fonciere Des Regions	268	30,579
France Telecom SA	19,885	476,984
GDF Suez	13,341	532,396
Gecina SA	230	27,907
Groupe Eurotunnel SA	4,963	49,314
Hermes International SA	569	120,700
ICADE	263	28,910
Iliad Group SA	155	17,448
Imerys	446	26,611
Ipsen SA	401	14,117
JC Decaux SA (a)	634	18,565
Klepierre SA	991	38,541
L'Oreal SA	2,590	304,021
Lafarge SA (Bearer)	2,122	121,236
Lagardere S.C.A. (Reg.)	1,221	52,065
Legrand SA	1,387	53,537
LVMH Moet Hennessy - Louis Vuitton	2,637	413,158
M6 Metropole Television SA	635	15,507
Michelin CGDE Series B	1,867	148,466
Natixis SA (a)	9,318	57,139
Neopost SA	357	29,651
PagesJaunes Groupe SA	1,324	14,554
Pernod-Ricard SA	2,109	186,961
Peugeot Citroen SA (a)	1,603	63,792
PPR SA	809	132,605
Publicis Groupe SA	1,301	64,790
Renault SA (a)	2,046	113,663
Common Stocks - continued
	Shares	Value
France - continued
Safran SA	1,777	$ 56,326
Sanofi-Aventis	11,241	787,365
Schneider Electric SA	2,578	365,890
SCOR SE	1,741	42,806
Societe Generale Series A	6,732	403,026
Sodexo SA	997	64,869
Suez Environnement SA	2,804	54,798
Technip SA	1,037	87,139
Television Francaise 1 SA	1,495	24,391
Thales SA	948	38,643
Total SA	22,660	1,233,162
Unibail-Rodamco	978	203,717
Vallourec SA	1,156	119,947
Veolia Environnement	3,648	107,248
VINCI SA	4,657	248,702
Vivendi	13,151	375,037
TOTAL FRANCE		11,221,338
Germany - 4.9%
adidas AG	2,231	145,500
Allianz AG	4,872	610,394
BASF AG	9,849	716,466
Bayer AG	8,857	660,817
Bayerische Motoren Werke AG (BMW)	3,578	256,448
Beiersdorf AG	1,076	70,084
Celesio AG	1,005	23,955
Commerzbank AG (a)	7,502	67,590
Continental AG (a)	534	46,380
Daimler AG (Germany) (a)	9,710	640,826
Deutsche Bank AG	10,021	577,549
Deutsche Boerse AG	2,080	146,332
Deutsche Lufthansa AG (a)	2,410	51,558
Deutsche Post AG	9,037	168,499
Deutsche Postbank AG (a)	949	33,039
Deutsche Telekom AG	30,436	440,865
E.ON AG	19,287	603,830
Fraport AG Frankfurt Airport Services Worldwide	440	27,906
Fresenius Medical Care AG & Co. KGaA	2,063	131,386
Fresenius SE	258	22,764
GEA Group AG	1,706	44,604
Hannover Rueckversicherungs AG	661	33,433
HeidelbergCement AG	1,484	77,610
Common Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	1,380	$ 68,522
Hochtief AG	477	41,317
Infineon Technologies AG (a)	11,479	90,340
K&S AG	1,524	106,050
Linde AG	1,812	260,829
MAN SE	1,127	123,885
Merck KGaA	687	57,212
Metro AG	1,379	96,631
Munich Re Group	2,027	316,880
Puma AG	69	22,937
RWE AG	4,461	319,674
Salzgitter AG	466	33,452
SAP AG	9,198	479,562
Siemens AG	8,829	1,008,362
Suedzucker AG (Bearer)	418	9,888
Thyssenkrupp AG	3,503	128,875
TUI AG (a)	1,365	15,943
United Internet AG	1,522	27,267
Volkswagen AG	317	41,621
Wacker Chemie AG	172	35,481
TOTAL GERMANY		8,882,563
Greece - 0.2%
Alpha Bank AE (a)	5,355	35,468
Coca-Cola Hellenic Bottling Co. SA	1,967	50,908
EFG Eurobank Ergasias SA (a)	2,627	16,266
Greek Organization of Football Prognostics SA	2,378	44,835
Hellenic Petroleum SA	380	3,046
Hellenic Telecommunications Organization SA	2,163	17,273
National Bank of Greece SA (a)	10,212	112,062
Piraeus Bank SA (a)	3,737	19,447
Public Power Corp. of Greece	1,452	24,346
TOTAL GREECE		323,651
Hong Kong - 2.4%
ASM Pacific Technology Ltd.	1,800	16,232
Bank of East Asia Ltd.	16,200	69,179
Beijing Enterprises Holdings Ltd.	5,000	34,220
BOC Hong Kong (Holdings) Ltd.	40,000	125,399
Cathay Pacific Airways Ltd.	12,000	32,279
Cheung Kong Holdings Ltd.	15,000	228,350
China Agri-Industries Holding Ltd.	19,000	27,650
Common Stocks - continued
	Shares	Value
Hong Kong - continued
China Everbright Ltd.	10,000	$ 25,996
China Insurance International Holdings Co. Ltd. (a)	8,400	30,885
China Merchant Holdings International Co. Ltd.	12,052	42,214
China Mobile (Hong Kong) Ltd.	64,500	658,694
China Overseas Land & Investment Ltd.	44,000	92,527
China Resources Enterprise Ltd.	12,000	50,702
China Resources Power Holdings Co. Ltd.	18,000	34,647
China Travel International Investment HK Ltd. (a)	46,000	10,979
China Unicom (Hong Kong) Ltd.	62,000	87,197
Citic Pacific Ltd.	13,000	34,633
CLP Holdings Ltd.	21,000	170,682
CNOOC Ltd.	191,000	398,754
Cosco Pacific Ltd.	20,000	31,221
Esprit Holdings Ltd.	12,569	67,700
Fosun International Ltd.	13,500	11,077
Franshion Properties China Ltd.	34,000	11,010
Fushan International Energy Group Ltd.	26,000	17,442
Guangdong Investment Ltd.	22,000	11,041
Hang Lung Group Ltd.	8,000	53,101
Hang Lung Properties Ltd.	22,000	107,712
Hang Seng Bank Ltd.	8,200	119,965
Henderson Land Development Co. Ltd.	11,036	78,379
Henderson Land Development Co. Ltd. warrants 6/1/11 (a)	600	232
Hong Kong & China Gas Co. Ltd.	46,500	112,062
Hong Kong Electric Holdings Ltd.	15,000	95,307
Hong Kong Exchanges and Clearing Ltd.	10,900	239,902
Hopewell Holdings Ltd.	7,500	23,609
Hutchison Whampoa Ltd.	23,000	226,699
Hysan Development Co. Ltd.	7,000	27,047
Kerry Properties Ltd.	7,500	41,606
Lenovo Group Ltd.	52,000	33,677
Lifestyle International Holdings Ltd.	6,500	15,078
Link (REIT)	23,300	71,843
Mongolia Energy Corp. Ltd. (a)	38,000	14,560
MTR Corp. Ltd.	15,037	57,228
New World Development Co. Ltd.	26,000	51,321
PCCW Ltd.	54,000	20,621
Poly (Hong Kong) Investments Ltd.	23,000	23,679
Shanghai Industrial Holdings Ltd.	5,000	23,029
Shangri-La Asia Ltd.	14,000	31,499
Sino Land Ltd.	18,027	37,630
Sino-Ocean Land Holdings Ltd.	36,500	25,146
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Sinotruk Hong Kong Ltd.	4,000	$ 4,608
Sun Hung Kai Properties Ltd.	15,000	256,991
Swire Pacific Ltd. (A Shares)	8,000	113,530
Television Broadcasts Ltd.	4,000	21,313
Wharf Holdings Ltd.	15,000	98,500
Wheelock and Co. Ltd.	9,000	31,524
Wing Hang Bank Ltd.	2,000	23,377
TOTAL HONG KONG		4,401,485
Hungary - 0.1%
Magyar Telekom PLC	5,740	16,554
MOL Hungarian Oil and Gas PLC Series A (For. Reg.) (a)	431	45,811
OTP Bank Ltd. (a)	2,485	73,830
Richter Gedeon Ltd.	153	36,444
TOTAL HUNGARY		172,639
India - 1.7%
ABB Ltd. India	4	74
ACC Ltd.	538	11,960
Adani Enterprises Ltd.	1,716	27,272
Aditya Birla Nuvo Ltd.	568	10,489
Ambuja Cements Ltd.	5,613	17,741
Axis Bank Ltd.	2,145	71,188
Bajaj Auto Ltd.	916	31,225
Bharat Heavy Electricals Ltd.	1,233	68,029
Bharat Petroleum Corp. Ltd.	777	12,797
Cairn India Ltd. (a)	4,200	30,407
Cipla Ltd.	3,842	30,593
DLF Ltd.	4,373	34,599
Dr. Reddy's Laboratories Ltd.	1,072	40,251
GAIL India Ltd.	3,922	43,494
GMR Infrastructure Ltd. (a)	12,281	14,823
HCL Technologies Ltd.	1,649	15,022
HDFC Bank Ltd.	2,933	151,187
Hero Honda Motors Ltd.	857	36,064
Hindalco Industries Ltd.	11,201	53,194
Hindustan Unilever Ltd.	9,097	60,482
Housing Development and Infrastructure Ltd. (a)	882	4,925
Housing Development Finance Corp. Ltd.	11,400	176,870
ICICI Bank Ltd.	8,577	226,334
Indiabulls Real Estate Ltd. (a)	4,085	17,639
Infosys Technologies Ltd.	4,903	329,538
Common Stocks - continued
	Shares	Value
India - continued
Infrastructure Development Finance Co. Ltd.	9,763	$ 44,063
ITC Ltd.	23,401	90,384
Jaiprakash Associates Ltd.	10,613	28,792
Jindal Steel & Power Ltd.	3,870	60,903
JSW Steel Ltd.	993	30,063
Kotak Mahindra Bank Ltd.	2,834	29,683
Larsen & Toubro Ltd.	2,164	99,000
Mahindra & Mahindra Ltd.	2,729	45,172
Maruti Suzuki India Ltd.	339	11,928
NTPC Ltd.	9,414	41,479
Oil & Natural Gas Corp. Ltd.	2,034	59,841
Piramal Healthcare Ltd.	1,296	13,954
Ranbaxy Laboratories Ltd. (a)	989	12,936
Reliance Capital Ltd.	898	16,489
Reliance Communication Ltd.	6,416	26,069
Reliance Industries Ltd.	13,939	344,741
Reliance Infrastructure Ltd.	1,239	28,959
Reliance Natural Resource Ltd. (a)	2,855	2,483
Rural Electrification Corp. Ltd.	2,923	24,442
Satyam Computer Services Ltd. (a)	7,950	14,179
Sesa Goa Ltd.	3,980	28,877
Siemens India Ltd.	1,020	18,813
State Bank of India	678	48,192
Steel Authority of India Ltd.	5,669	24,831
Sterlite Industries (India) Ltd.	13,649	52,358
Sun Pharmaceutical Industries Ltd.	711	33,846
Suzlon Energy Ltd. (a)	8,046	10,065
Tata Consultancy Services Ltd.	4,992	118,580
Tata Motors Ltd.	2,662	69,888
Tata Power Co. Ltd.	1,075	33,889
Tata Steel Ltd.	2,952	39,253
Ultratech Cement Ltd.	42	1,042
Unitech Ltd.	14,158	27,725
United Phosphorous Ltd.	2,475	11,128
United Spirits Ltd.	888	29,954
Wipro Ltd.	5,090	48,275
Zee Entertainment Enterprises Ltd.	2,185	13,615
Zee Learn Ltd. (a)	546	160
TOTAL INDIA		3,152,248
Indonesia - 0.5%
PT Adaro Energy Tbk	115,500	27,138
Common Stocks - continued
	Shares	Value
Indonesia - continued
PT Aneka Tambang Tbk	39,500	$ 11,270
PT Astra Agro Lestari Tbk	4,000	11,144
PT Astra International Tbk	21,500	137,119
PT Bank Central Asia Tbk	130,500	102,210
PT Bank Danamon Indonesia Tbk Series A	26,000	19,491
PT Bank Mandiri (Persero) Tbk	77,000	60,308
PT Bank Negara Indonesia (Persero) Tbk	32,000	13,964
PT Bank Rakyat Indonesia Tbk	58,500	74,618
PT Bumi Resources Tbk	182,500	45,434
PT Gudang Garam Tbk	6,000	32,022
PT Indo Tambangraya Megah Tbk	3,500	17,701
PT Indocement Tunggal Prakarsa Tbk	16,000	32,761
PT Indofood Sukses Makmur Tbk	54,000	31,418
PT Indosat Tbk	19,500	13,091
PT International Nickel Indonesia Tbk	31,500	16,741
PT Perusahaan Gas Negara Tbk Series B	112,500	50,979
PT Semen Gresik (Persero) Tbk	32,000	35,088
PT Tambang Batubbara Bukit Asam Tbk	10,500	23,085
PT Telkomunikasi Indonesia Tbk Series B	106,000	107,609
PT Unilever Indonesia Tbk	17,000	33,192
PT United Tractors Tbk	15,500	38,501
TOTAL INDONESIA		934,884
Ireland - 0.2%
Bank of Ireland (a)	36,466	27,229
CRH PLC	7,585	130,985
Elan Corp. PLC (a)	5,628	31,225
James Hardie Industries NV unit (a)	4,894	25,842
Kerry Group PLC Class A	1,505	55,390
Ryanair Holdings PLC	3,380	19,475
TOTAL IRELAND		290,146
Isle of Man - 0.1%
Genting International PLC (a)	65,000	108,978
Israel - 0.5%
Bank Hapoalim BM (Reg.) (a)	10,489	47,583
Bank Leumi le-Israel BM	12,521	57,662
Bezeq Israeli Telecommunication Corp. Ltd.	18,241	48,375
Cellcom Israel Ltd.	119	4,021
Cellcom Israel Ltd. (Israel)	293	9,898
Delek Group Ltd.	40	11,059
Discount Investment Corp. Ltd.	153	3,498
Common Stocks - continued
	Shares	Value
Israel - continued
Elbit Systems Ltd. (Israel)	143	$ 7,644
Elbit Systems Ltd.	154	8,336
Israel Chemicals Ltd.	4,723	72,242
Israel Corp. Ltd. (Class A) (a)	28	30,041
Israel Discount Bank Ltd. (Class A) (a)	5,159	10,529
Makhteshim-Agan Industries	2,646	13,299
Mizrahi Tefahot Bank Ltd.	1,165	10,897
Nice Systems Ltd. (a)	544	17,961
Nice Systems Ltd. sponsored ADR (a)	274	9,176
Ormat Industries Ltd.	833	6,657
Partner Communications Co. Ltd.	841	17,081
Teva Pharmaceutical Industries Ltd.	4,700	243,781
Teva Pharmaceutical Industries Ltd. sponsored ADR	5,278	273,928
TOTAL ISRAEL		903,668
Italy - 1.7%
A2A SpA	9,646	15,717
Assicurazioni Generali SpA	12,583	275,761
Atlantia SpA	2,569	58,696
Autogrill SpA (a)	1,091	14,543
Banca Carige SpA	5,261	12,738
Banca Monte dei Paschi di Siena SpA (a)	23,547	33,125
Banca Popolare di Milano	4,733	22,112
Banco Popolare Societa Cooperativa	6,698	35,998
Enel SpA	70,957	405,053
ENI SpA	27,979	629,854
EXOR SpA	557	14,315
Fiat SpA	8,212	138,947
Finmeccanica SpA	4,209	58,742
Intesa Sanpaolo SpA	82,254	289,278
Intesa Sanpaolo SpA (Risparmio Shares)	10,683	29,269
Luxottica Group SpA	1,253	36,998
Mediaset SpA	8,000	58,997
Mediobanca SpA	4,965	51,434
Mediolanum SpA	2,301	10,814
Parmalat SpA	18,041	49,604
Pirelli & C SpA	2,170	18,524
Pirelli & C. Real Estate SpA (a)	2,170	1,273
Prysmian SpA	1,925	37,312
Saipem SpA	2,833	125,867
Snam Rete Gas SpA	15,781	85,473
Telecom Italia SpA	99,814	153,152
Common Stocks - continued
	Shares	Value
Italy - continued
Terna SpA	14,242	$ 65,693
UniCredit SpA	144,778	377,318
Unione di Banche Italiane SCpA	6,385	67,388
TOTAL ITALY		3,173,995
Japan - 13.1%
77 Bank Ltd.	5,000	23,611
ABC-Mart, Inc.	300	10,204
ACOM Co. Ltd.	230	2,638
Advantest Corp.	1,700	32,289
Aeon Co. Ltd.	6,300	74,197
Aeon Credit Service Co. Ltd.	800	9,206
Aeon Mall Co. Ltd.	800	18,770
Air Water, Inc.	2,000	23,338
Aisin Seiki Co. Ltd.	2,000	62,806
Ajinomoto Co., Inc.	7,000	66,710
Alfresa Holdings Corp.	500	21,033
All Nippon Airways Ltd. (a)	9,000	34,045
Amada Co. Ltd.	4,000	26,345
Aozora Bank Ltd.	3,000	5,033
Asahi Breweries Ltd.	4,100	82,694
Asahi Glass Co. Ltd.	11,000	105,521
Asahi Kasei Corp.	13,000	76,478
Asics Corp.	2,000	21,598
Astellas Pharma, Inc.	4,700	174,849
Bank of Kyoto Ltd.	4,000	35,790
Bank of Yokohama Ltd.	13,000	63,740
Benesse Corp.	800	38,424
Bridgestone Corp.	7,000	125,309
Brother Industries Ltd.	2,600	33,215
Canon Marketing Japan, Inc.	900	11,218
Canon, Inc.	12,200	561,606
Casio Computer Co. Ltd.	2,200	15,430
Central Japan Railway Co.	16	121,021
Chiba Bank Ltd.	8,000	49,391
Chiyoda Corp.	2,000	16,567
Chubu Electric Power Co., Inc.	7,000	176,906
Chugai Pharmaceutical Co. Ltd.	2,300	40,325
Chugokun Electric Power Co.	3,100	62,562
Chuo Mitsui Trust Holdings, Inc.	10,000	36,076
Citizen Holdings Co. Ltd.	2,900	16,667
Coca-Cola West Co. Ltd.	800	12,238
Common Stocks - continued
	Shares	Value
Japan - continued
Cosmo Oil Co. Ltd.	8,000	$ 21,573
Credit Saison Co. Ltd.	1,800	25,531
Dai Nippon Printing Co. Ltd.	6,000	75,686
Dai-ichi Mutual Life Insurance Co.	85	103,094
Daicel Chemical Industries Ltd.	3,000	20,877
Daido Steel Co. Ltd.	4,000	20,380
Daihatsu Motor Co. Ltd.	2,000	27,041
Daiichi Sankyo Kabushiki Kaisha	7,200	152,580
Daikin Industries Ltd.	2,500	86,978
Dainippon Sumitomo Pharma Co. Ltd.	1,600	14,450
Daito Trust Construction Co. Ltd.	800	48,316
Daiwa House Industry Co. Ltd.	5,000	53,882
Daiwa Securities Group, Inc.	17,000	69,313
DeNA Co. Ltd.	900	23,286
Denki Kagaku Kogyo KK	6,000	26,406
Denso Corp.	5,200	161,710
Dentsu, Inc.	1,700	40,059
Dowa Holdings Co. Ltd.	3,000	18,215
East Japan Railway Co.	3,700	228,488
Eisai Co. Ltd.	2,700	92,887
Electric Power Development Co. Ltd.	1,200	35,566
Elpida Memory, Inc. (a)	2,200	22,555
FamilyMart Co. Ltd.	700	24,844
Fanuc Ltd.	2,100	304,016
Fast Retailing Co. Ltd.	600	78,595
Fuji Electric Holdings Co. Ltd.	5,000	11,927
Fuji Heavy Industries Ltd. (a)	6,000	41,349
Fuji Media Holdings, Inc.	3	3,974
Fujifilm Holdings Corp.	4,900	163,472
Fujitsu Ltd.	20,000	136,429
Fukuoka Financial Group, Inc.	8,000	31,028
Furukawa Electric Co. Ltd.	7,000	26,085
GS Yuasa Corp.	4,000	26,677
Gunma Bank Ltd.	4,000	20,082
Hakuhodo DY Holdings, Inc.	240	12,019
Hamamatsu Photonics KK	500	16,168
Hankyu Hanshin Holdings, Inc.	12,000	57,562
Hino Motors Ltd.	3,000	12,961
Hirose Electric Co. Ltd.	400	40,263
Hiroshima Bank Ltd.	6,000	24,531
Hisamitsu Pharmaceutical Co., Inc.	700	28,706
Hitachi Chemical Co. Ltd.	1,300	24,152
Common Stocks - continued
	Shares	Value
Japan - continued
Hitachi Construction Machinery Co. Ltd.	1,200	$ 25,515
Hitachi High-Technologies Corp.	800	15,549
Hitachi Ltd. (a)	48,000	216,943
Hitachi Metals Ltd.	2,000	22,791
Hokkaido Electric Power Co., Inc.	1,900	39,974
Hokuhoku Financial Group, Inc.	14,000	25,923
Hokuriku Electric Power Co., Inc.	1,800	43,686
Honda Motor Co. Ltd.	17,700	638,063
Hoya Corp.	4,600	107,583
Ibiden Co. Ltd.	1,300	32,019
Idemitsu Kosan Co. Ltd.	200	16,826
INPEX Corp.	23	119,778
Isetan Mitsukoshi Holdings Ltd.	3,900	43,032
Ishikawajima-Harima Heavy Industries Co. Ltd.	15,000	28,487
Isuzu Motors Ltd.	13,000	49,932
Ito En Ltd.	700	11,248
Itochu Corp.	16,000	140,229
ITOCHU Techno-Solutions Corp.	300	10,234
Iyo Bank Ltd.	3,000	22,369
J Front Retailing Co. Ltd.	6,000	30,751
JAFCO Co. Ltd.	400	8,361
Japan Petroleum Exploration Co. Ltd.	400	15,285
Japan Prime Realty Investment Corp.	6	14,905
Japan Real Estate Investment Corp.	5	48,155
Japan Retail Fund Investment Corp.	19	29,679
Japan Steel Works Ltd.	3,000	28,623
Japan Tobacco, Inc.	48	149,121
JFE Holdings, Inc.	4,900	152,804
JGC Corp.	2,000	38,253
Joyo Bank Ltd.	7,000	30,446
JS Group Corp.	2,600	51,179
JSR Corp.	2,000	34,622
JTEKT Corp.	1,700	17,032
Jupiter Telecommunications Co.	27	29,225
JX Holdings, Inc. (a)	23,810	139,954
Kajima Corp.	10,000	23,449
Kamigumi Co. Ltd.	3,000	23,450
Kaneka Corp.	3,000	18,566
Kansai Electric Power Co., Inc.	8,200	207,544
Kansai Paint Co. Ltd.	2,000	18,665
Kao Corp.	5,800	147,418
Kawasaki Heavy Industries Ltd.	15,000	41,416
Common Stocks - continued
	Shares	Value
Japan - continued
Kawasaki Kisen Kaisha Ltd. (a)	8,000	$ 31,064
KDDI Corp.	31	167,116
Keihin Electric Express Railway Co. Ltd.	5,000	47,285
Keio Corp.	6,000	41,951
Keisei Electric Railway Co.	3,000	20,032
Keyence Corp.	400	99,167
Kikkoman Corp.	2,000	21,554
Kinden Corp.	2,000	17,199
Kintetsu Corp. (d)	17,000	53,871
Kirin Holdings Co. Ltd.	9,000	123,333
Kobe Steel Ltd.	26,000	57,142
Koito Manufacturing Co. Ltd.	1,000	13,086
Komatsu Ltd.	10,100	246,858
Konami Corp.	900	15,838
Konica Minolta Holdings, Inc.	5,000	48,315
Kubota Corp.	12,000	106,417
Kuraray Co. Ltd.	3,600	51,560
Kurita Water Industries Ltd.	1,200	31,197
Kyocera Corp.	1,700	169,426
Kyowa Hakko Kirin Co., Ltd.	3,000	29,417
Kyushu Electric Power Co., Inc.	4,100	97,163
Lawson, Inc.	700	31,838
Mabuchi Motor Co. Ltd.	200	10,600
Makita Corp.	1,200	42,202
Marubeni Corp.	17,000	106,793
Marui Group Co. Ltd.	2,100	16,502
Maruichi Steel Tube Ltd.	700	13,857
Matsui Securities Co. Ltd.	1,900	10,746
Mazda Motor Corp.	16,000	40,663
McDonald's Holdings Co. (Japan) Ltd.	800	20,311
Medipal Holdings Corp.	1,300	15,186
Meiji Holdings Co. Ltd.	700	32,311
Minebea Ltd.	3,000	16,474
Mitsubishi Chemical Holdings Corp.	12,500	64,295
Mitsubishi Corp.	14,500	348,285
Mitsubishi Electric Corp.	21,000	196,815
Mitsubishi Estate Co. Ltd.	13,000	227,740
Mitsubishi Gas Chemical Co., Inc.	4,000	24,755
Mitsubishi Heavy Industries Ltd.	32,000	116,321
Mitsubishi Logistics Corp.	1,000	12,094
Mitsubishi Materials Corp. (a)	12,000	37,566
Mitsubishi Motors Corp. of Japan (a)	41,000	48,705
Common Stocks - continued
	Shares	Value
Japan - continued
Mitsubishi Tanabe Pharma Corp.	2,000	$ 32,708
Mitsubishi UFJ Financial Group, Inc.	136,500	633,497
Mitsubishi UFJ Lease & Finance Co. Ltd.	690	23,083
Mitsui & Co. Ltd.	18,600	292,530
Mitsui Chemicals, Inc.	10,000	29,293
Mitsui Engineering & Shipbuilding Co.	9,000	20,326
Mitsui Fudosan Co. Ltd.	9,000	170,192
Mitsui Mining & Smelting Co. Ltd.	8,000	24,399
Mitsui OSK Lines Ltd.	12,000	76,744
Mitsumi Electric Co. Ltd.	700	11,902
Mizuho Financial Group, Inc.	214,600	311,238
Mizuho Securities Co. Ltd.	6,000	12,749
Mizuho Trust & Banking Co. Ltd. (a)	18,000	16,072
MS&AD Insurance Group Holdings, Inc.	5,690	136,315
Murata Manufacturing Co. Ltd.	2,200	123,711
Namco Bandai Holdings, Inc.	2,300	21,208
NEC Corp.	27,000	75,126
NGK Insulators Ltd.	3,000	45,421
NGK Spark Plug Co. Ltd.	2,000	27,886
NHK Spring Co. Ltd.	2,000	16,975
Nidec Corp.	1,200	118,502
Nikon Corp.	3,300	62,323
Nintendo Co. Ltd.	1,100	285,013
Nippon Building Fund, Inc.	5	48,962
Nippon Electric Glass Co. Ltd.	4,000	51,415
Nippon Express Co. Ltd.	9,000	35,760
Nippon Meat Packers, Inc.	2,000	23,254
Nippon Paper Group, Inc.	1,100	27,929
Nippon Sheet Glass Co. Ltd.	10,000	21,945
Nippon Steel Corp.	54,000	169,729
Nippon Telegraph & Telephone Corp.	5,600	252,562
Nippon Yusen KK	16,000	67,118
Nishi-Nippon City Bank Ltd.	8,000	21,872
Nissan Chemical Industries Co. Ltd.	1,700	19,520
Nissan Motor Co. Ltd. (a)	26,700	234,661
Nissha Printing Co. Ltd.	400	8,828
Nisshin Seifun Group, Inc.	2,000	24,763
Nisshin Steel Co. Ltd.	8,000	14,415
Nisshinbo Holdings, Inc.	1,000	10,123
Nissin Food Holdings Co. Ltd.	700	25,366
Nitori Holdings Co. Ltd.	400	35,193
Nitto Denko Corp.	1,700	63,589
Common Stocks - continued
	Shares	Value
Japan - continued
NKSJ Holdings, Inc.	14,800	$ 101,707
NOK Corp.	1,000	17,858
Nomura Holdings, Inc.	37,700	193,732
Nomura Real Estate Holdings, Inc.	800	12,278
Nomura Real Estate Office Fund, Inc.	4	24,581
Nomura Research Institute Ltd.	1,300	24,507
NSK Ltd.	5,000	37,802
NTN Corp.	6,000	27,139
NTT Data Corp.	13	39,973
NTT DoCoMo, Inc.	165	278,136
NTT Urban Development Co.	12	11,005
Obayashi Corp.	7,000	28,520
Obic Co. Ltd.	70	12,927
Odakyu Electric Railway Co. Ltd.	7,000	64,517
Oji Paper Co. Ltd.	9,000	41,516
Olympus Corp.	2,300	60,264
Omron Corp.	2,100	48,749
Ono Pharmaceutical Co. Ltd.	900	38,250
Oracle Corp. Japan	400	18,193
Oriental Land Co. Ltd.	500	48,465
ORIX Corp.	1,110	101,248
Osaka Gas Co. Ltd.	21,000	79,305
Otsuka Corp.	200	12,700
Panasonic Corp.	21,000	306,123
Rakuten, Inc.	76	58,556
Resona Holdings, Inc.	6,400	50,903
Ricoh Co. Ltd.	7,000	97,920
Rinnai Corp.	400	24,357
ROHM Co. Ltd.	1,000	62,384
Sankyo Co. Ltd. (Gunma)	500	26,656
Santen Pharmaceutical Co. Ltd.	800	27,618
Sapporo Breweries Ltd.	3,000	11,805
Sapporo Hokuyo Holdings, Inc.	3,000	12,377
SBI Holdings, Inc.	221	27,024
Secom Co. Ltd.	2,200	100,095
Sega Sammy Holdings, Inc.	2,100	34,291
Seiko Epson Corp.	1,500	23,916
Sekisui Chemical Co. Ltd.	4,000	25,450
Sekisui House Ltd.	6,000	56,390
Senshu Ikeda Holdings, Inc.	6,200	8,244
Seven & i Holdings Co., Ltd.	8,100	188,026
Seven Bank Ltd.	8	14,405
Common Stocks - continued
	Shares	Value
Japan - continued
Sharp Corp.	11,000	$ 108,662
Shikoku Electric Power Co., Inc.	1,800	53,260
Shimadzu Corp.	3,000	22,555
Shimamura Co. Ltd.	200	19,187
SHIMANO, Inc.	700	34,970
SHIMIZU Corp.	7,000	27,022
Shin-Etsu Chemical Co., Ltd.	4,400	222,490
Shinko Electric Industries Co.Ltd.	1,000	9,730
Shinsei Bank Ltd. (a)	10,000	7,925
Shionogi & Co. Ltd.	3,100	54,109
Shiseido Co. Ltd.	3,600	75,159
Shizuoka Bank Ltd.	6,000	51,373
Showa Denko KK	16,000	29,255
Showa Shell Sekiyu KK	1,800	15,154
SMC Corp.	600	91,711
SOFTBANK CORP.	8,700	279,401
Sojitz Corp.	14,300	26,285
Sony Corp.	10,800	364,900
Sony Financial Holdings, Inc.	9	31,316
Square Enix Holdings Co. Ltd.	800	16,732
Stanley Electric Co. Ltd.	1,700	28,541
Sumco Corp. (a)	1,500	23,196
Sumitomo Chemical Co. Ltd.	17,000	74,116
Sumitomo Corp.	12,000	151,930
Sumitomo Electric Industries Ltd.	7,900	100,526
Sumitomo Heavy Industries Ltd.	6,000	34,102
Sumitomo Metal Industries Ltd.	35,000	81,234
Sumitomo Metal Mining Co. Ltd.	5,000	79,567
Sumitomo Mitsui Financial Group, Inc.	14,400	429,808
Sumitomo Realty & Development Co. Ltd.	4,000	87,135
Sumitomo Rubber Industries Ltd.	2,200	23,703
Sumitomo Trust & Banking Co. Ltd.	15,000	81,897
Suzuken Co. Ltd.	700	22,017
Suzuki Motor Corp.	3,600	87,864
Sysmex Corp.	400	27,439
T&D Holdings, Inc.	2,850	58,195
Taiheiyo Cement Corp. (a)	11,000	11,874
Taisei Corp.	13,000	27,755
Taisho Pharmaceutical Co. Ltd.	1,000	21,026
Taiyo Nippon Sanso Corp.	3,000	24,121
Takashimaya Co. Ltd.	3,000	22,583
Takeda Pharmaceutical Co. Ltd.	8,100	379,698
Common Stocks - continued
	Shares	Value
Japan - continued
TDK Corp.	1,300	$ 74,171
Teijin Ltd.	10,000	37,026
Terumo Corp.	1,800	91,410
The Chugoku Bank Ltd.	2,000	23,214
The Hachijuni Bank Ltd.	4,000	20,579
The Suruga Bank Ltd.	2,000	18,044
THK Co. Ltd.	1,400	26,932
Tobu Railway Co. Ltd.	8,000	44,922
Toho Co. Ltd.	1,300	20,093
Toho Gas Co. Ltd.	4,000	21,126
Tohoku Electric Power Co., Inc.	4,600	103,296
Tokio Marine Holdings, Inc.	7,800	219,304
Tokuyama Corp.	4,000	21,921
Tokyo Electric Power Co.	15,100	360,560
Tokyo Electron Ltd.	1,800	101,562
Tokyo Gas Co. Ltd.	28,000	131,737
Tokyo Steel Manufacturing Co. Ltd.	900	8,925
Tokyo Tatemono Co. Ltd.	4,000	16,118
Tokyu Corp.	12,000	53,642
Tokyu Land Corp.	4,000	18,229
TonenGeneral Sekiyu KK	3,000	26,730
Toppan Printing Co. Ltd.	6,000	48,197
Toray Industries, Inc.	15,000	86,901
Toshiba Corp. (a)	43,000	215,221
Tosoh Corp.	7,000	18,723
Toto Ltd.	3,000	19,931
Toyo Seikan Kaisha Ltd.	1,600	27,302
Toyo Suisan Kaisha Ltd.	1,000	21,449
Toyoda Gosei Co. Ltd.	600	12,929
Toyota Boshoku Corp.	700	11,865
Toyota Industries Corp.	1,900	53,598
Toyota Motor Corp.	29,600	1,048,440
Toyota Tsusho Corp.	2,300	35,607
Trend Micro, Inc.	1,000	28,293
Tsumura & Co.	800	24,615
Ube Industries Ltd.	9,000	22,080
Uni-Charm Corp.	1,200	45,856
UNY Co. Ltd.	1,900	15,833
Ushio, Inc.	1,300	21,664
USS Co. Ltd.	200	15,559
West Japan Railway Co.	18	66,825
Yahoo! Japan Corp.	154	53,756
Common Stocks - continued
	Shares	Value
Japan - continued
Yakult Honsha Co. Ltd.	1,000	$ 29,241
Yamada Denki Co. Ltd.	860	55,894
Yamaguchi Financial Group, Inc.	2,000	18,168
Yamaha Corp.	1,400	17,129
Yamaha Motor Co. Ltd. (a)	2,700	41,471
Yamato Holdings Co. Ltd.	4,100	51,688
Yamato Kogyo Co. Ltd.	400	10,260
Yamazaki Baking Co. Ltd.	1,000	12,191
Yaskawa Electric Corp.	2,000	15,633
Yokogawa Electric Corp.	2,500	16,401
TOTAL JAPAN		23,799,610
Korea (South) - 2.8%
Amorepacific Corp.	34	31,445
Busan Bank	1,410	17,554
Celltrion, Inc. (a)	510	11,293
Cheil Industries, Inc.	475	39,875
CJ CheilJedang Corp.	74	14,247
Daegu Bank Co. Ltd.	1,160	15,216
Daelim Industrial Co.	362	29,488
Daewoo Engineering & Construction Co. Ltd.	1,120	10,508
Daewoo International Corp.	512	15,936
Daewoo Securities Co. Ltd.	1,360	29,510
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1,010	26,900
DC Chemical Co. Ltd.	157	46,213
Dongbu Insurance Co. Ltd.	520	18,358
Dongkuk Steel Mill Co. Ltd.	540	12,438
Doosan Co. Ltd.	95	12,799
Doosan Heavy Industries & Construction Co. Ltd.	457	36,007
Doosan Infracore Co. Ltd. (a)	850	21,014
Glovis Co. Ltd.	151	21,418
GS Engineering & Construction Corp.	388	32,952
GS Holdings Corp.	580	30,431
Hana Financial Group, Inc.	2,010	57,109
Hanjin Heavy Industries & Consolidated Co. Ltd.	430	16,405
Hanjin Shipping Co. Ltd. (a)	9	250
Hanjin Shipping Holdings Co. Ltd. (a)	12	172
Hankook Tire Co. Ltd.	680	17,688
Hanwha Chemical Corp.	750	20,376
Hanwha Corp.	570	21,518
HITE Brewery Co. Ltd.	30	3,348
Honam Petrochemical Corp.	162	35,728
Common Stocks - continued
	Shares	Value
Korea (South) - continued
Hynix Semiconductor, Inc. (a)	5,300	$ 109,111
Hyosung Corp.	277	30,791
Hyundai Department Store Co. Ltd.	138	15,279
Hyundai Engineering & Construction Co. Ltd.	696	46,606
Hyundai Heavy Industries Co. Ltd.	404	131,673
Hyundai Industrial Development & Construction Co.	580	16,299
Hyundai Mipo Dockyard Co. Ltd.	107	17,889
Hyundai Mobis	731	182,019
Hyundai Motor Co.	1,669	252,317
Hyundai Securities Co. Ltd.	1,520	19,870
Hyundai Steel Co.	580	56,221
Industrial Bank of Korea	1,910	27,431
Kangwon Land, Inc.	870	20,464
KB Financial Group, Inc.	3,149	140,303
KB Financial Group, Inc. ADR	362	16,254
KCC Corp.	65	21,561
Kia Motors Corp.	2,520	100,621
Korea Electric Power Corp. (a)	2,450	64,528
Korea Electric Power Corp. sponsored ADR (a)(d)	520	6,869
Korea Exchange Bank	2,730	32,532
Korea Gas Corp.	263	10,794
Korea Investment Holdings Co. Ltd.	360	11,349
Korea Life Insurance Co. Ltd.	1,500	10,391
Korea Zinc Co. Ltd.	105	26,472
Korean Air Lines Co. Ltd. (a)	433	27,570
KT Corp.	900	35,484
KT Corp. sponsored ADR (d)	880	18,207
KT&G Corp.	1,145	70,360
LG Chemical Ltd.	498	153,674
LG Corp.	1,007	72,088
LG Display Co. Ltd.	2,230	76,519
LG Display Co. Ltd. sponsored ADR	460	7,917
LG Electronics, Inc.	1,025	90,331
LG Household & Health Care Ltd.	90	30,013
LG Innotek Co. Ltd.	101	11,721
LG Telecom Ltd.	3,058	19,852
Lotte Confectionery Co. Ltd.	8	8,751
Lotte Shopping Co. Ltd.	106	43,409
LS Cable Ltd.	168	17,032
LS Industrial Systems Ltd.	134	10,761
Mirae Asset Securities Co. Ltd.	206	10,790
NCsoft Corp.	155	34,115
Common Stocks - continued
	Shares	Value
Korea (South) - continued
NHN Corp. (a)	432	$ 76,642
POSCO	614	253,584
POSCO sponsored ADR (d)	336	34,924
S-Oil Corp.	487	30,056
S1 Corp.	240	13,233
Samsung C&T Corp.	1,314	77,122
Samsung Card Co. Ltd.	499	23,918
Samsung Electro-Mechanics Co. Ltd.	635	69,740
Samsung Electronics Co. Ltd.	1,051	696,305
Samsung Electronics Co. Ltd.:
GDR	268	89,458
GDR (e)	56	13,720
Samsung Engineering Co. Ltd.	313	49,963
Samsung Fire & Marine Insurance Co. Ltd.	375	64,362
Samsung Heavy Industries Ltd.	1,680	47,136
Samsung Life Insurance Co. Ltd.	526	47,010
Samsung SDI Co. Ltd.	361	49,599
Samsung Securities Co. Ltd.	538	30,811
Samsung Techwin Co. Ltd.	392	36,603
Seoul Semiconductor Co. Ltd.	423	14,708
Shinhan Financial Group Co. Ltd.	3,860	149,491
Shinhan Financial Group Co. Ltd. sponsored ADR (d)	225	17,498
Shinsegae Co. Ltd.	149	75,659
SK Broadband Co., Ltd. (a)	2,460	12,338
SK C&C Co. Ltd.	201	17,249
SK Energy Co. Ltd.	636	85,403
SK Holdings Co. Ltd.	290	30,173
SK Networks Co. Ltd.	1,050	10,084
SK Telecom Co. Ltd.	331	50,414
SK Telecom Co. Ltd. sponsored ADR (d)	750	13,823
STX Pan Ocean Co. Ltd. (Korea)	970	10,308
Tong Yang Securities, Inc.	1,290	13,020
Woongjin Coway Co. Ltd.	630	22,886
Woori Finance Holdings Co. Ltd.	2,960	37,247
Woori Investment & Securities Co. Ltd.	1,040	18,358
Yuhan Corp.	68	9,645
TOTAL KOREA (SOUTH)		5,044,924
Luxembourg - 0.3%
ArcelorMittal SA (Netherlands)	9,149	295,972
Kernel Holding SA (a)	275	6,034
Millicom International Cellular SA unit	812	76,684
Common Stocks - continued
	Shares	Value
Luxembourg - continued
SES SA FDR (France) unit	3,180	$ 81,483
Tenaris SA	5,043	104,555
TOTAL LUXEMBOURG		564,728
Malaysia - 0.6%
AirAsia Bhd (a)	10,000	7,940
AMMB Holdings Bhd	18,600	37,786
Axiata Group Bhd (a)	26,100	37,669
Berjaya Group Bhd	10,000	3,472
Berjaya Retail Bhd (a)	1,300	178
Berjaya Sports Toto Bhd	7,300	9,785
British American Tobacco (Malaysia) Bhd	1,600	23,925
Bumiputra-Commerce Holdings Bhd	41,600	110,853
Bursa Malaysia Bhd	4,800	13,254
DiGi.com Bhd	3,800	30,952
Gamuda Bhd	17,600	21,498
Gamuda Bhd warrants 5/25/15 (a)	275	131
Genting Bhd	23,300	78,191
Genting Malaysia Bhd	31,200	35,101
Genting Plantations Bhd	2,900	8,007
Hong Leong Bank BHD	4,800	14,102
Hong Leong Credit BHD	2,600	7,622
IGB Corp. Bhd	4,000	2,572
IJM Corp. Bhd	13,300	24,069
IOI Corp. Bhd	34,200	63,981
Kuala Lumpur Kepong Bhd	5,300	33,732
Lafarge Malayan Cement Bhd	5,000	12,858
Malayan Banking Bhd	34,000	98,361
Malaysian Airline System Bhd (a)	4,900	3,465
Malaysian Plantations Bhd	9,900	10,438
Maxis Bhd	22,900	38,940
MISC Bhd	11,800	33,302
MMC Corp. Bhd	4,500	4,455
Parkson Holdings Bhd	6,407	12,213
Petronas Dagangan BHD	3,500	12,285
Petronas Gas BHD	4,300	15,536
PLUS Expressways Bhd	18,000	25,458
PPB Group Bhd	4,700	29,007
Public Bank Bhd	42	172
Public Bank Bhd (For. Reg.)	11,100	45,527
RHB Capital BHD	4,600	11,873
Sime Darby Bhd	28,200	80,040
Common Stocks - continued
	Shares	Value
Malaysia - continued
SP Setia Bhd	8,700	$ 14,514
Telekom Malaysia Bhd	9,000	9,836
Tenaga Nasional BHD	20,400	57,705
UMW Holdings Bhd	4,900	10,679
YTL Corp. Bhd	8,700	22,093
YTL Power International Bhd	19,200	14,442
TOTAL MALAYSIA		1,128,019
Mauritius - 0.0%
Golden Agri-Resources Ltd.	72,000	36,159
Mexico - 0.9%
Alfa SA de CV Series A	3,400	28,193
America Movil SAB de CV Series L	213,223	611,157
Cemex SA de CV unit	98,024	85,877
Coca-Cola FEMSA SAB de CV Series L	3,200	25,583
Desarrolladora Homex SAB de CV (a)	2,100	11,783
Fomento Economico Mexicano SAB de CV unit	23,000	126,597
Grupo Aeroportuario del Pacifico SA de CV Series B	4,700	17,486
Grupo Bimbo Sab de CV Series A	3,900	30,062
Grupo Carso SA de CV Series A1	6,300	36,273
Grupo Elektra SA de CV	800	30,009
Grupo Financiero Banorte SAB de CV Series O	15,000	63,969
Grupo Financiero Inbursa SAB de CV Series O	8,900	38,503
Grupo Mexico SA de CV Series B	40,500	133,169
Grupo Modelo SAB de CV Series C	6,700	37,519
Grupo Televisa SA de CV	24,700	110,936
Industrias Penoles SA de CV	1,130	32,011
Kimberly-Clark de Mexico SA de CV Series A	5,600	35,140
Mexichem SAB de CV	9,700	30,677
Telefonos de Mexico SA de CV Series L	55,200	42,683
Urbi, Desarrollos Urbanos, SA de CV (a)	4,900	10,438
Wal-Mart de Mexico SA de CV Series V	67,500	184,620
TOTAL MEXICO		1,722,685
Morocco - 0.0%
Attijariwafa Bank	331	13,784
Douja Promotion Groupe Addoha SA	1,035	13,806
Maroc Telecom	1,797	33,309
TOTAL MOROCCO		60,899
Netherlands - 1.8%
AEGON NV (a)	16,635	105,402
Common Stocks - continued
	Shares	Value
Netherlands - continued
Akzo Nobel NV	2,487	$ 147,626
ASML Holding NV (Netherlands)	4,582	151,855
Corio NV	625	45,900
Delta Lloyd NV	730	15,069
European Aeronautic Defence and Space Co. EADS NV (a)	4,364	114,675
Fugro NV (Certificaten Van Aandelen) unit	699	49,438
Heineken Holding NV (A Shares)	1,215	52,308
Heineken NV (Bearer)	2,785	141,134
ING Groep NV (Certificaten Van Aandelen) unit (a)	41,035	438,911
Koninklijke Ahold NV	12,914	178,434
Koninklijke Boskalis Westminster NV	760	30,773
Koninklijke KPN NV	17,417	290,819
Koninklijke Philips Electronics NV	10,611	323,579
QIAGEN NV (a)	2,400	45,467
Randstad Holdings NV (a)	1,165	55,440
Reed Elsevier NV	7,345	95,928
Royal DSM NV	1,655	88,475
SBM Offshore NV	1,824	37,207
STMicroelectronics NV	6,515	57,117
TNT NV	4,006	106,466
Unilever NV (Certificaten Van Aandelen) (Bearer) unit	17,534	520,577
Vopak NV	752	37,607
Wolters Kluwer NV (Certificaten Van Aandelen)	3,150	71,641
TOTAL NETHERLANDS		3,201,848
New Zealand - 0.1%
Auckland International Airport Ltd.	7,814	12,510
Contact Energy Ltd. (a)	4,115	18,352
Fletcher Building Ltd.	6,537	40,914
Sky City Entertainment Group Ltd.	8,009	18,439
Telecom Corp. of New Zealand Ltd.	21,143	33,000
TOTAL NEW ZEALAND		123,215
Norway - 0.5%
Aker Solutions ASA	1,955	29,762
DnB NOR ASA	10,443	143,297
Norsk Hydro ASA	9,487	58,062
Orkla ASA (A Shares)	8,350	80,802
Renewable Energy Corp. ASA (a)	4,063	14,143
StatoilHydro ASA	12,051	263,095
Common Stocks - continued
	Shares	Value
Norway - continued
Telenor ASA	8,872	$ 143,014
Yara International ASA	2,013	105,815
TOTAL NORWAY		837,990
Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR	2,040	108,202
Philippines - 0.1%
Ayala Corp.	2,270	21,271
Ayala Land, Inc.	64,300	25,031
Banco de Oro Universal Bank	9,600	13,650
Bank of the Philippine Islands (BPI)	13,656	18,670
Globe Telecom, Inc.	250	5,245
Jollibee Food Corp.	3,980	8,210
Manila Electric Co.	5,500	28,333
Metropolitan Bank & Trust Co.	7,810	14,264
Philippine Long Distance Telephone Co.	390	24,316
PNOC Energy Development Corp.	35,000	4,895
SM Investments Corp.	2,240	28,457
SM Prime Holdings, Inc.	41,300	11,514
TOTAL PHILIPPINES		203,856
Poland - 0.3%
Asseco Poland SA	573	10,603
Asseco Poland SA rights 11/2/10 (a)	573	39
Bank Handlowy w Warszawie SA	373	11,777
Bank Millennium SA (a)	7,330	13,011
Bank Polska Kasa Opieki SA	1,250	81,695
Bank Zachodni WBK SA	190	14,064
BRE Bank SA (a)	129	13,029
Cyfrowy Polsat SA	148	727
Getin Holding SA (a)	4,646	17,423
Globe Trade Centre SA (a)	1,273	10,361
Grupa Lotos SA (a)	1,084	11,515
ING Bank Slaski SA	36	10,975
KGHM Polska Miedz SA (Bearer)	1,433	64,347
PBG SA	144	10,962
Polish Oil & Gas Co.	21,837	28,344
Polska Grupa Energetyczna SA	3,170	24,354
Polski Koncern Naftowy Orlen SA (a)	3,282	46,296
Powszechna Kasa Oszczednosci Bank SA	6,647	104,932
Powszechny Zaklad Ubezpieczen SA	419	55,577
Tauron Polska Energia SA	12,319	28,134
Common Stocks - continued
	Shares	Value
Poland - continued
Telekomunikacja Polska SA	7,570	$ 48,200
TVN SA	1,651	10,396
TOTAL POLAND		616,761
Portugal - 0.2%
Banco Comercial Portugues SA (Reg.)	31,577	28,735
Banco Espirito Santo SA (Reg.)	6,225	30,923
Brisa Auto-Estradas de Portugal SA	1,552	11,750
Cimpor-Cimentos de Portugal SGPS SA	1,887	13,105
Energias de Portugal SA	18,372	70,275
Galp Energia SGPS SA Class B	2,433	46,922
Jeronimo Martins SGPS SA	2,427	36,405
Portugal Telecom SGPS SA (Reg.)	6,194	89,495
TOTAL PORTUGAL		327,610
Russia - 1.3%
Comstar United TeleSystems OJSC GDR (Reg. S) (a)	1,834	11,884
Federal Grid Co. Unified Energy System JSC (a)	3,284,310	39,513
Federal Grid Co. Unified Energy System JSC rights (a)	34,566	0
Gazprom Neft (a)	467	1,825
Gazprom Neft sponsored ADR	150	2,888
Inter Rao Ues JSC (a)	7,000,000	10,510
Lukoil Oil Co. (a)	665	37,237
Lukoil Oil Co. sponsored ADR (United Kingdom)	4,344	242,395
Magnit OJSC GDR (Reg. S)	2,377	63,561
Mechel Steel Group OAO sponsored ADR (d)	1,524	35,890
Mobile TeleSystems OJSC sponsored ADR	5,315	115,070
Novolipetsk Steel Ojsc	976	33,408
OAO Gazprom (a)	40,634	222,638
OAO Gazprom sponsored ADR (Reg. S)	18,364	402,539
OAO NOVATEK GDR	975	93,259
OAO Raspadskaya (a)	2,300	13,393
OAO Tatneft sponsored ADR	2,512	79,254
OAO TMK unit (a)	529	10,384
OGK-4 OJSC (a)	148,800	12,358
OJSC MMC Norilsk Nickel (a)	313	56,674
OJSC MMC Norilsk Nickel ADR	4,990	93,064
OJSC Oil Company Rosneft (a)	1,806	12,637
OJSC Oil Company Rosneft GDR (Reg. S)	15,158	105,651
Polymetal JSC (a)	111	1,777
Polymetal JSC GDR (Reg. S) (a)	1,209	19,102
Polyus Gold OJSC (a)	108	5,389
Common Stocks - continued
	Shares	Value
Russia - continued
Polyus Gold OJSC ADR	354	$ 10,485
RusHydro JSC (a)	144,700	7,437
RusHydro JSC sponsored ADR (a)	10,872	56,263
Sberbank (Savings Bank of the Russian Federation)	92,053	302,513
Severstal JSC (a)	285	3,890
Severstal JSC GDR (Reg. S) (a)	1,957	26,380
Sistema JSFC sponsored GDR	1,088	28,070
Surgutneftegaz JSC:
(Reg.)	10,100	9,918
sponsored ADR	6,660	65,268
Uralkali JSC (a)	1,055	5,220
Uralkali JSC GDR (Reg. S)	1,364	33,759
VTB Bank JSC (a)	2,224,000	7,306
VTB Bank JSC unit	7,309	48,386
Wimm-Bill-Dann Foods OJSC sponsored ADR (d)	630	15,977
TOTAL RUSSIA		2,343,172
Singapore - 1.0%
Ascendas Real Estate Investment Trust (A-REIT)	17,000	27,057
CapitaLand Ltd.	27,000	81,148
CapitaMall Trust	23,000	35,185
CapitaMalls Asia Ltd.	16,000	26,454
City Developments Ltd.	6,000	58,966
ComfortDelgro Corp. Ltd.	22,000	25,156
Cosco Corp. Singapore Ltd.	9,000	12,934
DBS Group Holdings Ltd.	18,214	195,607
Fraser & Neave Ltd.	10,000	48,211
Global Logistic Properties Ltd.	17,000	30,472
Jardine Cycle & Carriage Ltd.	1,000	30,364
Keppel Corp. Ltd.	14,000	107,950
Keppel Land Ltd.	9,000	30,804
Neptune Orient Lines Ltd. (a)	9,000	14,881
Olam International Ltd.	14,000	33,856
Oversea-Chinese Banking Corp. Ltd.	26,123	181,850
SembCorp Industries Ltd.	10,000	35,386
SembCorp Marine Ltd.	10,000	35,540
Singapore Airlines Ltd.	6,000	73,337
Singapore Exchange Ltd.	9,000	61,191
Singapore Press Holdings Ltd.	17,000	54,508
Singapore Technologies Engineering Ltd.	17,000	43,475
Singapore Telecommunications Ltd.	85,000	202,928
StarHub Ltd.	6,000	12,285
Common Stocks - continued
	Shares	Value
Singapore - continued
United Overseas Bank Ltd.	13,185	$ 189,885
UOL Group Ltd.	4,000	14,062
Wilmar International Ltd.	20,000	98,895
Yangzijiang Shipbuilding Holdings Ltd.	18,000	26,006
TOTAL SINGAPORE		1,788,393
South Africa - 1.6%
Absa Group Ltd.	3,405	66,102
African Bank Investments Ltd.	7,546	38,715
African Rainbow Minerals Ltd.	1,212	30,920
Anglo Platinum Ltd. (a)	699	69,151
AngloGold Ashanti Ltd.	4,083	191,493
ArcelorMittal South Africa Ltd.	2,164	24,853
Aspen Pharmacare Holdings Ltd.	2,751	36,719
Aveng Ltd.	4,679	29,390
Bidvest Group Ltd.	3,061	65,296
Discovery Holdings Ltd.	3,146	17,731
Exxaro Resources Ltd.	1,512	28,491
FirstRand Ltd.	29,977	88,197
Foschini Ltd.	2,408	29,229
Gold Fields Ltd.	7,531	118,237
Growthpoint Properties Ltd.	16,524	40,926
Harmony Gold Mining Co. Ltd.	4,051	46,521
Impala Platinum Holdings Ltd.	5,389	152,322
Imperial Holdings Ltd.	1,910	31,151
Investec Ltd.	2,827	23,266
Kumba Iron Ore Ltd.	836	47,498
Liberty Holdings Ltd.	1,014	10,858
Massmart Holdings Ltd.	2,005	40,775
MTN Group Ltd.	17,696	318,298
Murray & Roberts Holdings Ltd.	4,078	25,265
Naspers Ltd. Class N	4,111	215,860
Nedbank Group Ltd.	1,873	35,032
Netcare Ltd.	12,620	26,249
Northam Platinum Ltd.	582	4,025
Pick 'n Pay Stores Ltd.	2,607	17,138
Pretoria Portland Cement Co. Ltd.	6,180	29,466
Redefine Properties Ltd. unit	27,933	32,578
Remgro Ltd.	4,539	70,420
Reunert Ltd.	1,508	13,777
RMB Holdings Ltd.	7,549	38,946
Sanlam Ltd.	19,839	74,371
Common Stocks - continued
	Shares	Value
South Africa - continued
Sappi Ltd. (a)	5,928	$ 29,382
Sasol Ltd.	6,132	276,136
Shoprite Holdings Ltd.	4,308	60,896
Standard Bank Group Ltd.	12,712	187,458
Steinhoff International Holdings Ltd.	12,497	39,248
Telkom SA Ltd.	3,200	16,541
Tiger Brands Ltd.	1,631	43,731
Transportation Hex Group Ltd. (a)	136	58
Truworths International Ltd.	4,428	43,622
Vodacom Group (Pty) Ltd.	3,980	38,237
Woolworths Holdings Ltd.	8,081	31,666
TOTAL SOUTH AFRICA		2,896,241
Spain - 2.4%
Abertis Infraestructuras SA	3,101	61,228
Acerinox SA	902	14,785
Actividades de Construccion y Servicios SA (ACS)	1,501	78,760
Banco Bilbao Vizcaya Argentaria SA	38,139	502,333
Banco de Sabadell SA	10,046	48,855
Banco de Valencia SA	2,786	15,700
Banco Popular Espanol SA	9,079	58,705
Banco Santander SA	88,231	1,132,207
Banco Santander SA rights (a)	88,231	14,610
Bankinter SA	3,371	22,458
Cintra Concesiones de Infrastructuras de Transporte SA	4,561	51,990
Criteria CaixaCorp, SA	9,110	51,427
EDP Renovaveis SA (a)	2,051	11,898
Enagas SA	1,856	40,894
Fomento Construcciones y Contratas SA (FOCSA)	373	10,058
Gamesa Corporacion Tecnologica SA (a)	1,867	12,989
Gas Natural SDG SA	2,394	35,044
Gestevision Telecinco SA	875	11,160
Grifols SA	1,273	20,609
Grupo Acciona SA	303	26,646
Iberdrola Renovables SA	9,187	31,051
Iberdrola SA	43,186	364,152
Iberia Lineas Aereas de Espana SA (a)	5,924	25,990
Inditex SA	2,344	195,726
Indra Sistemas SA	1,147	22,448
Mapfre SA (Reg.)	8,581	28,465
Red Electrica Corporacion SA	1,123	56,402
Repsol YPF SA	7,831	217,102
Common Stocks - continued
	Shares	Value
Spain - continued
Telefonica SA (d)	44,068	$ 1,190,529
Zardoya Otis SA	1,588	26,449
TOTAL SPAIN		4,380,670
Sweden - 1.9%
Alfa Laval AB	3,593	62,271
ASSA ABLOY AB (B Shares)	3,351	85,861
Atlas Copco AB:
(A Shares)	7,272	151,935
(B Shares)	4,141	78,958
Boliden AB	2,811	47,708
Electrolux AB (B Shares)	2,547	61,754
Getinge AB (B Shares)	2,116	44,812
H&M Hennes & Mauritz AB (B Shares)	11,003	387,648
Hexagon AB (B Shares)	1,546	31,445
Holmen AB (B Shares)	522	16,570
Husqvarna AB (B Shares)	4,421	31,079
Investment AB Kinnevik	2,316	47,799
Investor AB (B Shares)	4,934	101,241
Modern Times Group MTG AB (B Shares)	527	37,788
Nordea Bank AB	34,827	383,370
Ratos AB (B Shares)	1,063	37,896
Sandvik AB	10,811	162,935
Scania AB (B Shares)	3,462	73,576
Securitas AB (B Shares)	3,330	36,407
Skandinaviska Enskilda Banken AB (A Shares)	15,114	117,060
Skanska AB (B Shares)	4,258	81,443
SKF AB (B Shares)	4,172	107,709
SSAB Svenskt Stal AB:
(A Shares)	2,075	29,083
(B Shares)	1,191	14,741
Svenska Cellulosa AB (SCA) (B Shares)	6,173	95,714
Svenska Handelsbanken AB (A Shares)	5,286	172,782
Swedbank AB (A Shares) (a)	7,661	106,919
Swedish Match Co.	2,449	68,431
Tele2 AB (B Shares)	3,356	73,834
Telefonaktiebolaget LM Ericsson (B Shares)	32,277	354,866
TeliaSonera AB	24,267	202,479
Volvo AB (B Shares) (a)	11,735	158,859
TOTAL SWEDEN		3,464,973
Common Stocks - continued
	Shares	Value
Switzerland - 4.8%
ABB Ltd. (Reg.)	23,694	$ 490,641
Actelion Ltd. (a)	1,065	53,134
Adecco SA (Reg.)	1,288	71,966
ARYZTA AG	871	38,624
Baloise Holdings AG	521	48,138
Compagnie Financiere Richemont SA Series A	5,584	278,420
Credit Suisse Group	12,100	500,771
GAM Holding Ltd. (a)	2,223	35,117
Geberit AG (Reg.)	406	77,748
Givaudan SA	89	91,681
Holcim Ltd. (Reg.)	2,650	165,162
Julius Baer Group Ltd.	2,186	92,250
Kuehne & Nagel International AG	572	70,719
Lindt & Spruengli AG	1	28,699
Lindt & Spruengli AG (participation certificate)	10	27,155
Logitech International SA (Reg.) (a)	2,101	39,828
Lonza Group AG	471	41,222
Nestle SA	37,192	2,036,508
Nobel Biocare Holding AG (Switzerland)	1,475	24,380
Novartis AG	22,635	1,311,134
Pargesa Holding SA	338	26,800
Roche Holding AG (participation certificate)	7,535	1,106,118
Schindler Holding AG:
(participation certificate)	501	53,696
(Reg.)	248	26,958
SGS Societe Generale de Surveillance Holding SA (Reg.)	58	92,802
Sika AG (Bearer)	21	41,601
Sonova Holding AG Class B	486	56,285
Straumann Holding AG	71	14,859
Swiss Life Holding AG	316	38,683
Swiss Reinsurance Co.	3,764	180,868
Swisscom AG	249	103,991
Syngenta AG (Switzerland)	1,011	279,847
The Swatch Group AG:
(Bearer)	330	126,086
(Reg.)	465	32,312
UBS AG (a)	39,100	664,011
Zurich Financial Services AG	1,590	389,121
TOTAL SWITZERLAND		8,757,335
Taiwan - 2.3%
Acer, Inc.	28,013	81,371
Common Stocks - continued
	Shares	Value
Taiwan - continued
Advanced Semiconductor Engineering, Inc.	49,998	$ 43,531
Advantech Co. Ltd.	4,000	10,926
Asia Cement Corp.	23,270	23,989
ASUSTeK Computer, Inc.	6,100	49,529
AU Optronics Corp. (a)	77,000	76,864
Capital Securities Corp.	19,168	8,768
Catcher Technology Co. Ltd.	5,000	13,315
Cathay Financial Holding Co. Ltd.	68,450	104,783
Chang Hwa Commercial Bank	43,000	28,381
Cheng Shin Rubber Industry Co. Ltd.	13,000	28,969
Cheng Uei Precision Industries Co. Ltd.	5,010	10,280
Chicony Electronics Co. Ltd.	6,100	13,454
Chimei Innolux Corp. (a)	49,341	66,261
China Airlines Ltd. (a)	17,000	13,248
China Development Finance Holding Corp.	101,380	30,111
China Life Insurance Co. Ltd.	16,966	13,803
China Steel Corp.	104,419	105,937
Chinatrust Financial Holding Co. Ltd.	91,688	57,221
Chunghwa Picture Tubes, Ltd. (a)	73,551	11,103
Chunghwa Telecom Co. Ltd.	49,000	114,679
Clevo Co. Ltd.	5,000	11,028
CMC Magnetics Corp. (a)	44,000	11,559
Compal Communications, Inc.	1,000	848
Compal Electronics, Inc.	42,394	54,023
Coretronic Corp.	7,000	10,681
Delta Electronics, Inc.	18,000	74,400
E Ink Holdings, Inc. (a)	8,000	13,985
E.Sun Financial Holdings Co. Ltd.	31,715	16,321
Epistar Corp.	8,000	25,591
Eternal Chemical Co. Ltd.	4,200	4,865
EVA Airways Corp. (a)	15,000	15,145
Evergreen International Storage & Transport Corp.	1,000	889
Evergreen Marine Corp. (Taiwan) (a)	13,000	10,832
Everlight Electronics Co. Ltd.	3,000	8,293
Far East Department Stores Co. Ltd.	10,100	12,540
Far Eastern Textile Ltd.	29,260	42,162
Far EasTone Telecommunications Co. Ltd.	13,000	18,711
Farglory Land Development Co. Ltd.	5,000	12,416
Feng Hsin Iron & Steel Co.	3,000	4,931
First Financial Holding Co. Ltd.	52,575	34,701
Formosa Chemicals & Fibre Corp.	29,000	83,196
Formosa International Hotel Corp.	1,000	16,239
Common Stocks - continued
	Shares	Value
Taiwan - continued
Formosa Petrochemical Corp.	12,000	$ 32,661
Formosa Plastics Corp.	41,000	117,621
Formosa Taffeta Co. Ltd.	5,000	4,550
Foxconn Technology Co. Ltd.	7,420	23,178
Fubon Financial Holding Co. Ltd.	52,148	63,896
Giant Manufacturing Co. Ltd.	4,042	15,914
HannStar Display Corp. (a)	50,000	10,015
Hon Hai Precision Industry Co. Ltd. (Foxconn)	93,320	353,704
HTC Corp.	7,150	161,433
Hua Nan Financial Holdings Co. Ltd.	44,990	29,694
Inotera Memories, Inc. (a)	26,257	12,869
Inventec Corp.	20,400	10,732
KGI Securities Co. Ltd.	24,000	11,292
Kinsus Interconnect Technology Corp.	4,000	10,874
Largan Precision Co. Ltd.	1,000	19,833
Lite-On Technology Corp.	23,054	30,470
Macronix International Co. Ltd.	42,000	25,868
MediaTek, Inc.	10,007	125,884
Mega Financial Holding Co. Ltd.	79,000	54,852
Micro-Star International Co. Ltd.	5,000	2,679
Mitac International Corp.	21,000	9,435
Motech Industries, Inc.	2,009	8,074
Nan Ya Plastics Corp.	49,000	109,191
Nan Ya Printed Circuit Board Corp.	3,000	12,253
Nanya Technology Corp. (a)	14,000	8,394
Novatek Microelectronics Corp.	4,000	11,632
Pegatron Corp. (a)	12,652	17,135
Phison Electronics Corp.	1,199	6,053
PixArt Imaging, Inc.	1,000	4,689
Polaris Securities Co. Ltd.	21,000	11,665
Pou Chen Corp.	19,240	18,231
Powerchip Technology Corp. (a)	49,840	12,328
Powertech Technology, Inc.	7,000	23,101
President Chain Store Corp.	5,000	19,850
Qisda Corp. (a)	17,000	11,887
Quanta Computer, Inc.	25,000	45,908
Realtek Semiconductor Corp.	6,020	14,280
Richtek Technology Corp.	1,050	8,251
Ruentex Development Co. Ltd.	7,000	11,619
Ruentex Industries Ltd.	4,000	11,436
Shin Kong Financial Holding Co. Ltd. (a)	63,357	23,289
Shin Kong Financial Holding Co. Ltd. rights 11/25/10 (a)	3,638	149
Common Stocks - continued
	Shares	Value
Taiwan - continued
Siliconware Precision Industries Co. Ltd.	33,000	$ 36,315
SIMPLO Technology Co. Ltd.	2,100	13,449
Sinopac Holdings Co.	66,000	24,908
Synnex Technology International Corp.	13,496	33,029
Taishin Financial Holdings Co. Ltd.	37,968	16,624
Taiwan Business Bank (a)	39,520	13,171
Taiwan Cement Corp.	32,000	34,086
Taiwan Cooperative Bank	41,700	29,703
Taiwan Fertilizer Co. Ltd.	9,000	30,730
Taiwan Glass Industry Corp.	12,120	14,653
Taiwan Mobile Co. Ltd.	19,000	42,277
Taiwan Semiconductor Manufacturing Co. Ltd.	264,000	543,423
Tatung Co. Ltd. (a)	52,000	12,267
TECO Electric & Machinery Co. Ltd.	23,000	14,429
Transcend Information, Inc.	1,000	2,487
Tripod Technology Corp.	4,000	15,357
TSRC Corp.	5,000	9,083
Tung Ho Steel Enterprise Corp.	11,000	10,297
U-Ming Marine Transport Corp.	5,000	10,292
Unified-President Enterprises Corp.	36,500	47,466
Unimicron Technology Corp.	14,000	23,833
United Microelectronics Corp.	124,000	59,513
Vanguard International Semiconductor Corp.	2,000	869
Walsin Lihwa Corp. (a)	22,000	13,191
Wan Hai Lines Ltd. (a)	17,000	12,498
Winbond Electronics Corp. (a)	43,000	11,240
Wintek Corp. (a)	12,000	20,232
Wistron Corp.	20,402	41,931
WPG Holding Co. Ltd.	10,539	19,594
Yang Ming Marine Transport Corp.	18,000	13,704
Young Fast Optoelectron Co. Ltd.	1,047	12,316
Yuanta Financial Holding Co. Ltd.	63,000	39,626
Yulon Motor Co. Ltd.	7,000	13,700
TOTAL TAIWAN		4,143,041
Thailand - 0.4%
Advanced Info Service PCL (For. Reg.)	9,800	29,459
Bangkok Bank Public Co. Ltd.	5,600	28,898
Bangkok Bank Public Co. Ltd. (For. Reg.)	10,000	51,603
Bank of Ayudhya PCL	7,500	5,987
Bank of Ayudhya PCL (For. Reg.)	7,700	6,147
Banpu PCL	1,850	47,826
Common Stocks - continued
	Shares	Value
Thailand - continued
BEC World PCL (For. Reg.)	12,400	$ 13,771
C.P. Seven Eleven PCL	24,300	36,117
Charoen Pokphand Foods PCL (For. Reg.)	34,300	26,693
Glow Energy PCL (For. Reg.)	3,600	5,982
Kasikornbank PCL	4,500	18,938
Kasikornbank PCL (For. Reg.)	12,800	53,868
Krung Thai Bank PCL (For. Reg.)	23,300	13,152
Land & House PCL (For. Reg.)	3,500	836
PTT Aromatics & Refining PLC	14,200	14,110
PTT Chemical PCL	4,200	19,780
PTT Exploration and Production PCL (For. Reg.)	12,100	69,108
PTT PCL (For. Reg.)	8,900	90,070
Ratchaburi Electric Generating Holding PCL	700	853
Siam Cement PCL (For. Reg.)	3,200	35,164
Siam Commercial Bank PCL (For. Reg.)	15,900	54,434
Thai Oil PCL (For. Reg.)	9,900	17,525
Thai Petrochemical Industry PCL	91,100	12,901
TMB PCL (For. Reg.) (a)	88,300	6,665
Total Access Communication PCL (For. Reg.)	700	982
TOTAL THAILAND		660,869
Turkey - 0.4%
Akbank T. A. S.	12,659	79,433
Aksigorta AS	222	347
Anadolu Efes Biracilik ve Malt Sanayii AS	2,202	35,157
Arcelik AS	1,797	9,960
Asya Katilim Bankasi AS	4,184	10,793
Bim Birlesik Magazalar AS JSC	953	32,723
Coca-Cola Icecek AS	384	4,926
Dogan Sirketler Grubu Holding AS	4,796	3,478
Enka Insaat ve Sanayi AS	2,625	11,988
Eregli Demir ve Celik Fabrikalari TAS	5,077	19,114
Haci Omer Sabanci Holding AS	6,590	36,297
Koc Holding AS	6,794	32,447
Tupras-Turkiye Petrol Rafinerileri AS	1,343	36,049
Turk Hava Yollari AO	5,473	22,704
Turk Sise ve Cam Fabrikalari AS	762	1,424
Turk Telekomunikasyon AS	6,186	28,896
Turkcell Iletisim Hizmet AS	7,856	56,220
Turkiye Garanti Bankasi AS	22,235	136,421
Turkiye Halk Bankasi AS	3,465	35,029
Turkiye Is Bankasi AS Series C	16,450	73,975
Common Stocks - continued
	Shares	Value
Turkey - continued
Turkiye Vakiflar Bankasi TAO	8,770	$ 28,371
Yapi ve Kredi Bankasi AS (a)	9,604	36,828
TOTAL TURKEY		732,580
United Kingdom - 13.3%
3i Group PLC	10,190	48,912
Admiral Group PLC	2,196	57,349
Aggreko PLC	2,797	70,579
AMEC PLC	3,483	60,602
Anglo American PLC (United Kingdom)	14,114	657,579
Antofagasta PLC	4,161	88,132
ARM Holdings PLC	14,021	81,848
Associated British Foods PLC	3,800	63,743
AstraZeneca PLC (United Kingdom)	15,486	778,878
Autonomy Corp. PLC (a)	2,310	54,108
Aviva PLC	30,012	191,372
Babcock International Group PLC	3,846	35,739
BAE Systems PLC	36,900	203,784
Balfour Beatty PLC	7,541	33,430
Barclays PLC	122,601	538,696
BG Group PLC	36,242	705,782
BHP Billiton PLC	23,642	837,413
BP PLC	201,285	1,367,997
British Airways PLC (a)	6,935	30,077
British American Tobacco PLC (United Kingdom)	21,437	816,568
British Land Co. PLC	9,282	75,769
British Sky Broadcasting Group PLC	12,235	138,490
BT Group PLC	82,854	204,272
Bunzl PLC	3,448	40,824
Burberry Group PLC	4,659	76,062
Cable & Wireless Worldwide PLC	28,163	31,675
Cairn Energy PLC (a)	14,977	92,598
Capita Group PLC	6,587	80,892
Capital & Counties Properties PLC	1,831	4,380
Capital Shopping Centr Group PLC	5,158	31,766
Carnival PLC	1,834	79,229
Centrica PLC	55,440	295,071
Cobham PLC	12,098	44,891
Compass Group PLC	20,199	165,531
Diageo PLC	26,905	496,270
Eurasian Natural Resources Corp. PLC	2,688	37,489
FirstGroup PLC	5,304	34,663
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Fresnillo PLC	1,939	$ 38,832
G4S PLC (United Kingdom)	14,940	62,641
GlaxoSmithKline PLC	55,730	1,088,133
Hammerson PLC	7,394	49,648
Home Retail Group PLC	9,310	32,666
HSBC Holdings PLC (United Kingdom)	188,486	1,961,450
Icap PLC	5,866	42,875
Imperial Tobacco Group PLC	10,910	349,414
Inmarsat PLC	4,616	48,219
InterContinental Hotel Group PLC	3,048	58,859
International Power PLC	16,248	108,630
Intertek Group PLC	1,701	50,554
Invensys PLC	8,397	38,772
Investec PLC	5,119	40,859
ITV PLC (a)	38,748	42,370
J Sainsbury PLC	12,985	80,990
Johnson Matthey PLC	2,278	69,855
Kazakhmys PLC	2,220	46,807
Kingfisher PLC	25,098	95,621
Land Securities Group PLC	8,159	88,497
Legal & General Group PLC	62,771	100,971
Lloyds Banking Group PLC (a)	437,799	481,135
London Stock Exchange Group PLC	1,409	16,570
Lonmin PLC (a)	1,707	47,833
Man Group PLC	18,120	75,713
Marks & Spencer Group PLC	16,860	115,450
National Grid PLC	37,200	351,736
Next PLC	2,002	73,291
Old Mutual PLC	58,138	120,996
Pearson PLC	8,699	133,217
Prudential PLC	27,223	275,300
Reckitt Benckiser Group PLC	6,680	373,619
Reed Elsevier PLC	12,954	111,035
Rexam PLC	9,267	47,169
Rio Tinto PLC	15,529	1,008,487
Rolls-Royce Group PLC	19,932	206,773
Rolls-Royce Group PLC (C Shares)	1,275,648	2,044
Royal & Sun Alliance Insurance Group PLC	36,882	77,409
Royal Bank of Scotland Group PLC (a)	186,392	133,347
Royal Dutch Shell PLC:
Class A (Netherlands)	9,000	291,860
Class A (United Kingdom)	29,001	941,360
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Royal Dutch Shell PLC: - continued
Class B	28,865	$ 923,612
SABMiller PLC	10,207	330,906
Sage Group PLC	13,818	59,641
Schroders PLC	1,259	31,850
Scottish & Southern Energy PLC	9,918	183,213
Segro PLC	7,884	37,439
Serco Group PLC	5,236	51,508
Severn Trent PLC	2,512	56,143
Smith & Nephew PLC	9,447	82,996
Smiths Group PLC	4,163	79,503
Standard Chartered PLC:
rights 11/5/10 (a)	2,748	23,136
(United Kingdom)	21,985	635,956
Standard Life PLC	24,125	87,740
Tesco PLC	86,252	589,858
Thomas Cook Group PLC	9,494	27,516
TUI Travel PLC	6,969	23,570
Tullow Oil PLC	9,500	180,362
Unilever PLC	13,771	396,975
United Utilities Group PLC	7,245	70,922
Vedanta Resources PLC	1,233	40,991
Vodafone Group PLC	565,457	1,545,542
Whitbread PLC	1,849	50,183
Wm Morrison Supermarkets PLC	22,735	107,016
Wolseley PLC (a)	3,014	80,304
Xstrata PLC	21,997	426,258
TOTAL UNITED KINGDOM		24,156,607
United States of America - 0.1%
Southern Copper Corp.	2,232	95,530
Synthes, Inc.	645	76,927
TOTAL UNITED STATES OF AMERICA		172,457
TOTAL COMMON STOCKS (Cost $153,365,660)		165,551,124
Nonconvertible Preferred Stocks - 0.5%

Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	624	30,381
Fresenius SE (non-vtg.)	886	79,406
Nonconvertible Preferred Stocks - continued
	Shares	Value
Germany - continued
Henkel AG & Co. KGaA	1,923	$ 113,399
Porsche Automobil Holding SE	920	47,128
RWE AG (non-vtg.)	445	30,136
Volkswagen AG	1,829	274,856
TOTAL GERMANY		575,306
Italy - 0.1%
Telecom Italia SpA (Risparmio Shares)	65,198	79,977
Korea (South) - 0.1%
Hyundai Motor Co.	250	12,939
Hyundai Motor Co. Series 2	343	18,942
LG Electronics, Inc.	95	3,295
Samsung Electronics Co. Ltd.	191	93,929
TOTAL KOREA (SOUTH)		129,105
Russia - 0.0%
Sberbank (Savings Bank of the Russian Federation) (a)	11,983	27,155
Surgutneftegaz JSC (a)	74,200	37,298
TOTAL RUSSIA		64,453
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $696,201)		848,841
Investment Companies - 0.6%

iShares MSCI Canada Index ETF (Cost $1,127,691)	40,350	1,166,519
U.S. Government and Government Agency Obligations - 1.0%
	Principal Amount
U.S. Treasury Obligations - 1.0%
U.S. Treasury Bills, yield at date of purchase:
0.16% 4/21/11	$ 300,000	299,772
0.15% to 0.18% 11/18/10 to 4/14/11 (g)	1,500,000	1,499,333
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,798,968)		1,799,105
Money Market Funds - 6.6%
	Shares	Value
Fidelity Cash Central Fund, 0.23% (b)	10,348,258	$ 10,348,258
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(c)	1,682,065	1,682,065
TOTAL MONEY MARKET FUNDS (Cost $12,030,323)		12,030,323
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $169,018,843)		181,395,912
NET OTHER ASSETS (LIABILITIES) - 0.4%		641,584
NET ASSETS - 100%		$ 182,037,496
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
131 CME E-mini MSCI EAFE Index Contracts	Dec. 2010	$ 10,579,560	$ 242,883
66 CME E-mini MSCI Emerging Market Index Contracts	Dec. 2010	3,662,340	75,039
TOTAL EQUITY INDEX CONTRACTS		$ 14,241,900	$ 317,922

The face value of futures purchased as a percentage of net assets is 7.8%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $13,720 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,499,333.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 5,616
Fidelity Securities Lending Cash Central Fund	883
Total	$ 6,499
Other Information

The following is a summary of the inputs used, as of October 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
United Kingdom	$ 24,156,607	$ 10,031,415	$ 14,125,192	$ -
Japan	23,799,610	4,975,452	18,824,158	-
Canada	12,613,055	12,613,055	-	-
France	11,221,338	8,491,365	2,729,973	-
Australia	9,727,498	8,161,298	1,566,200	-
Germany	9,457,869	7,261,010	2,196,859	-
Switzerland	8,757,335	5,510,931	3,246,404	-
Brazil	6,411,075	6,411,075	-	-
Korea (South)	5,174,029	4,553,197	620,832	-
India	3,152,248	2,208,150	943,938	160
Other	51,929,301	39,501,767	12,427,534	-
Investment Companies	1,166,519	1,166,519	-	-
U.S. Government and Government Agency Obligations	1,799,105	-	1,799,105	-
Money Market Funds	12,030,323	12,030,323	-	-
Total Investments in Securities:	$ 181,395,912	$ 122,915,557	$ 58,480,195	$ 160
Derivative Instruments:
Assets
Futures Contracts	$ 317,922	$ 317,922	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	160
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 160
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 317,922	$ -
Total Value of Derivatives	$ 317,922	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2010

Assets
Investment in securities, at value (including securities loaned of $1,613,309) - See accompanying schedule: Unaffiliated issuers (cost $156,988,520)	$ 169,365,589
Fidelity Central Funds (cost $12,030,323)	12,030,323
Total Investments (cost $169,018,843)		$ 181,395,912
Foreign currency held at value (cost $486,279)		489,665
Receivable for fund shares sold		2,093,697
Dividends receivable		324,469
Distributions receivable from Fidelity Central Funds		2,358
Receivable for daily variation on futures contracts		11,277
Total assets		184,317,378

Liabilities
Payable for investments purchased Regular delivery	$ 522,007
Delayed delivery	4,317
Accrued management fee	36,850
Other payables and accrued expenses	34,643
Collateral on securities loaned, at value	1,682,065
Total liabilities		2,279,882

Net Assets		$ 182,037,496
Net Assets consist of:
Paid in capital		$ 167,765,647
Undistributed net investment income		1,266,435
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		330,180
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		12,675,234
Net Assets, for 16,470,885 shares outstanding		$ 182,037,496
Net Asset Value, offering price and redemption price per share ($182,037,496 ÷ 16,470,885 shares)		$ 11.05

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

	Year ended October 31, 2010

Investment Income
Dividends		$ 1,610,140
Interest		1,422
Income from Fidelity Central Funds		6,499
Income before foreign taxes withheld		1,618,061
Less foreign taxes withheld		(139,953)
Total income		1,478,108

Expenses
Management fee	$ 149,611
Independent trustees' compensation	166
Miscellaneous	134
Total expenses before reductions	149,911
Expense reductions	(39,240)	110,671
Net investment income (loss)		1,367,437
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(20,935)
Foreign currency transactions	54,219
Futures contracts	321,544
Total net realized gain (loss)		354,828
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $34,618)	12,793,090
Assets and liabilities in foreign currencies	14,850
Futures contracts	326,553
Total change in net unrealized appreciation (depreciation)		13,134,493
Net gain (loss)		13,489,321
Net in net assets resulting from operations		$ 14,856,758

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended October 31, 2010	For the period September 29, 2009 (commencement of operations) to October 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,367,437	$ 10,808
Net realized gain (loss)	354,828	(24,222)
Change in net unrealized appreciation (depreciation)	13,134,493	(459,259)
Net in net assets resulting from operations	14,856,758	(472,673)
Distributions to from net investment income	(60,924)	-
Share transactions Proceeds from sales of shares	169,156,723	20,289,368
Reinvestment of distributions	60,924	-
Cost of shares redeemed	(21,792,680)	-
Net increase (decrease) in net assets resulting from share transactions	147,424,967	20,289,368
Total increase (decrease) in net assets	162,220,801	19,816,695

Net Assets
Beginning of period	19,816,695	-
End of period (including undistributed net investment income of $1,266,435 and $0, respectively)	$ 182,037,496	$ 19,816,695
Other Information Shares
Sold	16,525,064	2,029,983
Issued in reinvestment of distributions	5,979	-
Redeemed	(2,090,141)	-
Net increase (decrease)	14,440,902	2,029,983

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended October 31,	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.76	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.23	.01
Net realized and unrealized gain (loss)	1.09	(.25)
Total from investment operations	1.32	(.24)
Distributions from net investment income	(.03)	-
Net asset value, end of period	$ 11.05	$ 9.76
Total Return B, C	13.55%	(2.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25% A
Expenses net of all reductions	.18%	.25% A
Net investment income (loss)	2.27%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 182,037	$ 19,817
Portfolio turnover rate F	8%	-% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 29, 2009 (commencement of operations) to October 31, 2009.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than 1%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended October 31, 2010

1. Organization.

Fidelity Series Global ex U.S. Index Fund (the Fund) is a fund of Fidelity Fixed-Income Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are available for purchase only by mutual funds which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these

Annual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2010, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Security Valuation - continued

as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally

Annual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of October 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on short term capital gains on securities of certain issuers domiciled in India. The Fund records an estimated deferred tax liability included in Other payables and accrued expenses in the accompanying Statement of Assets & Liabilities for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of at period end.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards, market discount and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 15,588,431
Gross unrealized depreciation	(3,472,139)
Net unrealized appreciation (depreciation)	$ 12,116,292

Tax Cost	$ 169,279,620

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 1,785,653
Undistributed long-term capital gain	$ 389,661
Net unrealized appreciation (depreciation)	$ 12,131,153

The tax character of distributions paid was as follows:

	October 31, 2010	October 31, 2009
Ordinary Income	$ 60,924	$ -

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies

Annual Report

4. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve timeconsuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Annual Report

Notes to Financial Statements - continued

5. Derivative Instruments - continued

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $321,544 and a change in net unrealized appreciation (depreciation) of $326,553 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

6. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $140,059,214 and $4,565,421, respectively.

7. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .25% of the Fund's average net assets. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Annual Report

7. Fees and Other Transactions with Affiliates - continued

Sub Advisor. Geode Capital Management, LLC (Geode), serves as sub-advisor for the Fund. Geode provides discretionary investment advisory services to the Fund and is paid by FMR for providing these services.

8. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $134 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

9. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. The lending agent may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $883. During the period, there were no securities loaned to FCM.

10. Expense Reductions.

The Advisor voluntarily agreed to waive fees of $39,240.

Annual Report

Notes to Financial Statements - continued

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or an FMR affiliate were the owners of record of all of the outstanding shares of the Fund.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Fixed-Income Trust and Shareholders of Fidelity Series Global ex U.S. Index Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Series Global ex U.S. Index Fund (the Fund), a fund of Fidelity Fixed-Income Trust, including the schedule of investments, as of October 31, 2010, and the related statement of operations for the year then ended, the statement of changes in net assets and the financial highlights for the year ended October 31, 2010 and for the period from September 29, 2009 (commencement of operations) to October 31, 2009. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2010, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Series Global ex U.S. Index Fund as of October 31, 2010, the results of its operations for the year then ended, the changes in its net assets and the financial highlights for the year ended October 31, 2010 and for the period from September 29, 2009 (commencement of operations) to October 31, 2009, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 410 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-835-5092.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

Annual Report

Trustees and Officers - continued

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (70)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (64)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005

Vice President of Fidelity's Fixed Income Funds and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of The North Carolina Capital Management Trust: Cash and Term Portfolio (2003-present), the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President of FIMM 130/30 LLC (2008-present), Director of Ballyrock Investment Advisors LLC (2006-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), President and Director of Fidelity Investments Money Management, Inc. (2007-2009) and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (46)

Year of Election or Appointment: 2009
Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (52)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (49)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (43)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (41)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (52)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (42)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Fidelity Series Global ex U.S. Index Fund voted to pay on December 13, 2010, to shareholders of record at the opening of business on Decem-ber 10, 2010, a distribution of $0.05 per share derived from capital gains realized from sales of portfolio securities and a dividend of $0.105 per share from net investment income.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended October 31, 2010, $389,661, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates 86% of the dividends distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Series Global ex U.S. Index Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2010 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expenses; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation to be received by Fidelity under the management contract is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, with the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interest of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the size, education, and experience of the Investment Advisers' investment staff, their use of technology, and the Investment Advisers' approach to recruiting, training, and retaining portfolio managers and other research, advisory, and management personnel. The Board noted FMR's continued focus on strengthening the organization and discipline of equity portfolio management and research.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) dedicating additional resources to investment research and restructuring and broadening the focus of the investment research teams; (ii) bolstering the senior management team that oversees asset management; (iii) launching Class F of certain funds as a lower-fee class available to Freedom K and Freedom Index Funds; (iv) lowering the initial investment minimums and ongoing balance requirements for Real Estate High Income Fund; (v) eliminating subsequent purchase minimums for all funds and adding a waiver of the investment minimum requirement for new accounts opened with the proceeds of a systematic withdrawal plan; (vi) eliminating the withdrawal minimum and maximum limits for systematic withdrawals from Advisor funds; (vii) expanding sales load waivers on Class A shares for Destiny Planholders and expanding Institutional Class eligibility for Class O Destiny Planholders; and (viii) changing certain Class A and Class T sales charge structures to further align them with industry practices.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. The Board noted that it is not possible to evaluate performance in any comprehensive fashion because the fund had been in operation for less than one calendar year. Once the fund has been in operation for at least one calendar year, the Board will review the fund's absolute investment performance, as well as the fund's relative investment performance measured against a broad-based securities market index and, if a meaningful peer group exists, a peer group of mutual funds.

Based on its review, and giving particular weight to the nature and quality of the resources dedicated by the Investment Advisers to maintain and improve relative performance, the Board concluded that the nature, extent, and quality of investment management and support services and of shareholder and administrative services provided to the fund will benefit the fund's shareholders, particularly in light of the Board's view that the fund's shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment disciplines and services.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered the fund's management fee and total expenses compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the period of the fund's operations shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors, in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 17% means that 83% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board. For a more meaningful comparison of management fees, the fund is compared on the basis of a hypothetical "net management fee," which is derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians) from the fund's management fee. In this regard, the Board realizes that net management fees can vary from year to year because of differences in "fund-level" non-management expenses. The Board noted, however, that FMR does not pay transfer agent fees or other "class-level" expenses under the fund's management contract.

Annual Report

Fidelity Series Global ex U.S. Index Fund

The Board noted that the fund's hypothetical net management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for the period.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expenses. In its review of the fund's total expenses, the Board considered the fund's hypothetical net management fee as well as the fund's gross management fee. The Board also considered other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees. The Board also considered other "class-level" expenses, such as transfer agent fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered current and historical total expenses of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expenses ranked below its competitive median for the period.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expenses and fees charged to other Fidelity clients, the Board concluded that the fund's total expenses were reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the audited books and records of Fidelity. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

Annual Report

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board believes that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board has also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and were satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions.

In February 2009, the Board and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, considering the findings of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including (i) fund performance trends, actions to be taken by FMR to improve certain funds' overall performance, and Fidelity's long-term strategies for certain funds; (ii) Fidelity's fund profitability methodology and profitability trends for certain funds; (iii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iv) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (v) the compensation paid by FMR to fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of fees to maintain minimum yields for certain funds and classes; (vii) the rationale for any differences between fund fee structures and fee structures in place for other Fidelity clients; and (viii) explanations regarding the relative total expenses borne by certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expenses for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Northern Trust Company

Chicago, IL

SGX-ANN-1210
1.899279.101

Item 2. Code of Ethics

As of the end of the period, October 31, 2010, Fidelity Fixed-Income Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Series Global ex U.S. Index Fund (the "Fund"):

Services Billed by Deloitte Entities

October 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$33,000	$-	$5,600	$-

October 31, 2009 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Series Global ex U.S. Index Fund	$30,000	$-	$5,600	$-

A Amounts may reflect rounding.

B Fidelity Series Global ex U.S. Index Fund commenced operations on September 29, 2009.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	October 31, 2010A	October 31, 2009A, B
Audit-Related Fees	$720,000	$685,000
Tax Fees	$-	$2,000
All Other Fees	$790,000	$215,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	October 31, 2010 A	October 31, 2009 A, B
Deloitte Entities	$1,605,000	$955,000

A Amounts may reflect rounding.

B May include amounts billed prior to the fund's commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 28, 2010